UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-8606

DWS Allocation Series

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	08/31

Date of reporting period:	08/31/06

ITEM 1.	REPORT TO STOCKHOLDERS

AUGUST 31, 2006

Annual Report
to Shareholders

DWS Allocation Series

DWS Conservative Allocation Fund

DWS Moderate Allocation Fund

DWS Growth Allocation Fund

DWS Growth Plus Allocation Fund

Contents

Click Here Performance Summaries

Click Here Information About Each Fund's Expenses

Click Here Portfolio Management Review

Click Here Fund Highlights

Click Here Portfolio Summaries

Click Here Investment Portfolios

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public Accounting Firm

Click Here Tax Information

Click Here Other Information

Click Here Shareholder Meeting Results

Click Here Trustees and Officers

Click Here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

Diversification does not eliminate risk. The funds are subject to stock market risk, meaning stocks in the underlying funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Asset allocation risk: although asset allocation among different asset classes generally limits risk and exposure to any one class, the risk remains that the investment advisor may favor an asset class that performs poorly relative to the other asset classes. Investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. The underlying funds invest in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Derivatives may be more volatile and less liquid than traditional securities, and the funds could suffer losses on an underlying fund's derivative position. An investment in underlying money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read each fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summaries August 31, 2006

DWS Conservative Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Conservative Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of DWS Conservative Allocation Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/06
DWS Conservative Allocation Fund	1-Year	3-Year	5-Year	Life of Fund*
Class A	5.66%	7.43%	4.54%	4.55%
Class B	4.87%	6.59%	3.76%	3.77%
Class C	4.87%	6.60%	3.74%	3.77%
Russell 1000 Index+	8.69%	11.52%	5.26%	7.69%
Russell 2000 Index++	9.36%	14.45%	10.35%	8.93%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	2.29%	3.64%	4.60%	5.85%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

DWS Conservative Allocation Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/06	$ 12.16	$ 12.16	$ 12.16
8/31/05	$ 11.83	$ 11.83	$ 11.82
Distribution Information: Twelve Months: Income Dividends as of 8/31/06	$ .33	$ .24	$ .24
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Conservative Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/06
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$9,959	$11,685	$11,770	$14,574
	Average annual total return	-.41%	5.33%	3.31%	3.92%
Class B	Growth of $10,000	$10,187	$11,910	$11,924	$14,377
	Average annual total return	1.87%	6.00%	3.58%	3.77%
Class C	Growth of $10,000	$10,487	$12,115	$12,017	$14,368
	Average annual total return	4.87%	6.60%	3.74%	3.77%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

DWS Conservative Allocation Fund

Comparative Results as of 8/31/06
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,869	$13,871	$12,919	$20,589
	Average annual total return	8.69%	11.52%	5.26%	7.69%
Russell 2000 Index++	Growth of $10,000	$10,936	$14,991	$16,363	$23,029
	Average annual total return	9.36%	14.45%	10.35%	8.93%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	Growth of $10,000	$10,229	$11,132	$12,520	$17,406
	Average annual total return	2.29%	3.64%	4.60%	5.85%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 8/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	37	of	298	13
3-Year	22	of	165	14
5-Year	48	of	94	51

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Conservative Allocation Fund

Class S

Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Conservative Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 8/31/06
DWS Conservative Allocation Fund	1-Year	3-Year	5-Year	Life of Fund*
Class S	5.93%	7.70%	4.79%	4.81%
Russell 1000 Index+	8.69%	11.52%	5.26%	7.69%
Russell 2000 Index++	9.36%	14.45%	10.35%	8.93%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	2.29%	3.64%	4.60%	5.85%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

DWS Conservative Allocation Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 8/31/06	$ 12.16
8/31/05	$ 11.83
Distribution Information: Twelve Months: Income Dividends as of 8/31/06	$ .36
Growth of an Assumed $10,000 Investment
[] DWS Conservative Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers Intermediate U.S. Aggregate Bond Index+++

Yearly periods ended August 31
Comparative Results as of 8/31/06
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Class S	Growth of $10,000	$10,593	$12,492	$12,633	$15,840
	Average annual total return	5.93%	7.70%	4.79%	4.81%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

DWS Conservative Allocation Fund

Comparative Results as of 8/31/06
DWS Conservative Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,869	$13,871	$12,919	$20,589
	Average annual total return	8.69%	11.52%	5.26%	7.69%
Russell 2000 Index++	Growth of $10,000	$10,936	$14,991	$16,363	$23,029
	Average annual total return	9.36%	14.45%	10.35%	8.93%
Lehman Brothers Intermediate U.S. Aggregate Bond Index+++	Growth of $10,000	$10,229	$11,132	$12,520	$17,406
	Average annual total return	2.29%	3.64%	4.60%	5.85%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset backed securities and commercial mortgage backed securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Mixed-Asset Target Allocation Conservative Funds Category as of 8/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	27	of	298	10
3-Year	18	of	165	11
5-Year	36	of	94	36

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS Moderate Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Moderate Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS Moderate Allocation Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/06
DWS Moderate Allocation Fund	1-Year	3-Year	5-Year	Life of Fund*
Class A	6.59%	8.95%	4.54%	4.71%
Class B	5.78%	8.13%	3.78%	3.93%
Class C	5.82%	8.19%	3.78%	3.94%
Russell 1000 Index+	8.69%	11.52%	5.26%	7.69%
Russell 2000 Index++	9.36%	14.45%	10.35%	8.93%
Lehman Brothers U.S. Aggregate Bond Index+++	1.71%	3.98%	4.87%	6.07%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

DWS Moderate Allocation Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/06	$ 11.98	$ 11.98	$ 11.97
8/31/05	$ 11.55	$ 11.54	$ 11.54
Distribution Information: Twelve Months: Income Dividends as of 8/31/06	$ .32	$ .23	$ .23
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Moderate Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/06
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$10,047	$12,188	$11,768	$14,791
	Average annual total return	.47%	6.82%	3.31%	4.08%
Class B	Growth of $10,000	$10,278	$12,443	$11,936	$14,594
	Average annual total return	2.78%	7.56%	3.60%	3.93%
Class C	Growth of $10,000	$10,582	$12,662	$12,038	$14,597
	Average annual total return	5.82%	8.19%	3.78%	3.94%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

DWS Moderate Allocation Fund

Comparative Results as of 8/31/06
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,869	$13,871	$12,919	$20,589
	Average annual total return	8.69%	11.52%	5.26%	7.69%
Russell 2000 Index++	Growth of $10,000	$10,936	$14,991	$16,363	$23,029
	Average annual total return	9.36%	14.45%	10.35%	8.93%
Lehman Brothers U.S. Aggregate Bond Index+++	Growth of $10,000	$10,171	$11,242	$12,684	$17,764
	Average annual total return	1.71%	3.98%	4.87%	6.07%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers U.S. Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Mixed-Asset Target Allocation Moderate Funds Category as of 8/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	164	of	401	41
3-Year	103	of	280	37
5-Year	135	of	216	63

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Moderate Allocation Fund

Class S

Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Moderate Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 8/31/06
DWS Moderate Allocation Fund	1-Year	3-Year	5-Year	Life of Fund*
Class S	6.78%	9.22%	4.80%	4.96%
Russell 1000 Index+	8.69%	11.52%	5.26%	7.69%
Russell 2000 Index++	9.36%	14.45%	10.35%	8.93%
Lehman Brothers U.S. Aggregate Bond Index+++	1.71%	3.98%	4.87%	6.07%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

DWS Moderate Allocation Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 8/31/06	$ 11.96
8/31/05	$ 11.54
Distribution Information: Twelve Months: Income Dividends as of 8/31/06	$ .35
Growth of an Assumed $10,000 Investment
[] DWS Moderate Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Bond Index+++

Yearly periods ended August 31
Comparative Results as of 8/31/06
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Class S	Growth of $10,000	$10,678	$13,029	$12,641	$16,059
	Average annual total return	6.78%	9.22%	4.80%	4.96%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

DWS Moderate Allocation Fund

Comparative Results as of 8/31/06
DWS Moderate Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,869	$13,871	$12,919	$20,589
	Average annual total return	8.69%	11.52%	5.26%	7.69%
Russell 2000 Index++	Growth of $10,000	$10,936	$14,991	$16,363	$23,029
	Average annual total return	9.36%	14.45%	10.35%	8.93%
Lehman Brothers U.S. Aggregate Bond Index+++	Growth of $10,000	$10,171	$11,242	$12,684	$17,764
	Average annual total return	1.71%	3.98%	4.87%	6.07%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers U.S. Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Mixed-Asset Target Allocation Moderate Funds Category as of 8/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	152	of	401	38
3-Year	92	of	280	33
5-Year	121	of	216	56

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS Growth Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on December 29, 2000 are derived from the historical performance of Class S shares of the DWS Growth Allocation Fund during such periods and have been adjusted to reflect the higher gross annual total operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/06
DWS Growth Allocation Fund	1-Year	3-Year	5-Year	Life of Fund*
Class A	8.06%	10.65%	4.44%	5.76%
Class B	7.31%	9.82%	3.67%	4.98%
Class C	7.30%	9.82%	3.67%	4.97%
Russell 1000 Index+	8.69%	11.52%	5.26%	7.69%
Russell 2000 Index++	9.36%	14.45%	10.35%	8.93%
Lehman Brothers U.S. Aggregate Bond Index+++	1.71%	3.98%	4.87%	6.07%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

DWS Growth Allocation Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/06	$ 14.29	$ 14.15	$ 14.15
8/31/05	$ 13.49	$ 13.35	$ 13.35
Distribution Information: Twelve Months: Income Dividends as of 8/31/06	$ .27	$ .17	$ .17
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Growth Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Bond Index+++

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/06
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Class A	Growth of $10,000	$10,185	$12,770	$11,713	$16,319
	Average annual total return	1.85%	8.49%	3.21%	5.13%
Class B	Growth of $10,000	$10,431	$13,046	$11,875	$16,093
	Average annual total return	4.31%	9.27%	3.50%	4.98%
Class C	Growth of $10,000	$10,730	$13,243	$11,973	$16,090
	Average annual total return	7.30%	9.82%	3.67%	4.97%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

DWS Growth Allocation Fund

Comparative Results as of 8/31/06
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,869	$13,871	$12,919	$20,589
	Average annual total return	8.69%	11.52%	5.26%	7.69%
Russell 2000 Index++	Growth of $10,000	$10,936	$14,991	$16,363	$23,029
	Average annual total return	9.36%	14.45%	10.35%	8.93%
Lehman Brothers U.S. Aggregate Bond Index+++	Growth of $10,000	$10,171	$11,242	$12,684	$17,764
	Average annual total return	1.71%	3.98%	4.87%	6.07%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers U.S. Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Mixed-Asset Target Allocation Growth Funds Category as of 8/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	176	of	573	31
3-Year	105	of	447	24
5-Year	193	of	346	56

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Growth Allocation Fund

Class S

Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 8/31/06
DWS Growth Allocation Fund	1-Year	3-Year	5-Year	Life of Fund*
Class S	8.33%	10.93%	4.69%	6.02%
Russell 1000 Index+	8.69%	11.52%	5.26%	7.69%
Russell 2000 Index++	9.36%	14.45%	10.35%	8.93%
Lehman Brothers U.S. Aggregate Bond Index+++	1.71%	3.98%	4.87%	6.07%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

DWS Growth Allocation Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 8/31/06	$ 14.32
8/31/05	$ 13.52
Distribution Information: Twelve Months: Income Dividends as of 8/31/06	$ .31
Growth of an Assumed $10,000 Investment
[] DWS Growth Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++ [] Lehman Brothers U.S. Aggregate Bond Index+++

Yearly periods ended August 31
Comparative Results as of 8/31/06
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Class S	Growth of $10,000	$10,833	$13,652	$12,576	$17,718
	Average annual total return	8.33%	10.93%	4.69%	6.02%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

DWS Growth Allocation Fund

Comparative Results as of 8/31/06
DWS Growth Allocation Fund		1-Year	3-Year	5-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,869	$13,871	$12,919	$20,589
	Average annual total return	8.69%	11.52%	5.26%	7.69%
Russell 2000 Index++	Growth of $10,000	$10,936	$14,991	$16,363	$23,029
	Average annual total return	9.36%	14.45%	10.35%	8.93%
Lehman Brothers U.S. Aggregate Bond Index+++	Growth of $10,000	$10,171	$11,242	$12,684	$17,764
	Average annual total return	1.71%	3.98%	4.87%	6.07%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 15, 1996. Index returns began on November 30, 1996.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

+++ The Lehman Brothers U.S. Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Mixed-Asset Target Allocation Growth Funds Category as of 8/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	158	of	573	28
3-Year	92	of	447	21
5-Year	176	of	346	51

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

DWS Growth Plus Allocation Fund

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Plus Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 8/31/06
DWS Growth Plus Allocation Fund	1-Year	Life of Fund*
Class A	9.52%	10.30%
Class B	8.61%	9.50%
Class C	8.62%	9.45%
Russell 1000 Index+	8.69%	11.00%
Russell 2000 Index++	9.36%	13.49%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS Growth Plus Allocation Fund

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 8/31/06	$ 11.50	$ 11.45	$ 11.44
8/31/05	$ 10.82	$ 10.78	$ 10.77
Distribution Information: Twelve Months: Income Dividends as of 8/31/06	$ .23	$ .15	$ .15
Capital Gains as of 8/31/06	$ .10	$ .10	$ .10
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Growth Plus Allocation Fund — Class A [] Russell 1000 Index+ [] Russell 2000 Index++

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

DWS Growth Plus Allocation Fund

Comparative Results (Adjusted for Maximum Sales Charge) as of 8/31/06
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Class A	Growth of $10,000	$10,322	$11,275
	Average annual total return	3.22%	6.78%
Class B	Growth of $10,000	$10,561	$11,506
	Average annual total return	5.61%	7.97%
Class C	Growth of $10,000	$10,862	$11,796
	Average annual total return	8.62%	9.45%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

Comparative Results as of 8/31/06
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,869	$12,109
	Average annual total return	8.69%	11.00%
Russell 2000 Index++	Growth of $10,000	$10,936	$12,610
	Average annual total return	9.36%	13.49%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class A Lipper Rankings — Multi-Cap Core Funds Category as of 8/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	192	of	819	24

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

DWS Growth Plus Allocation Fund

Class S

Class S shares are no longer available to new investors except under certain circumstances (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement for DWS Growth Plus Allocation Fund as well as for some Underlying DWS Funds. Without these waivers/reimbursements, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 8/31/06
DWS Growth Plus Allocation Fund	1-Year	Life of Fund*
Class S	9.69%	10.53%
Russell 1000 Index+	8.69%	11.00%
Russell 2000 Index++	9.36%	13.49%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS Growth Plus Allocation Fund

Net Asset Value and Distribution Information
Class S
Net Asset Value: 8/31/06	$ 11.51
8/31/05	$ 10.84
Distribution Information: Twelve Months: Income Dividends as of 8/31/06	$ .26
Capital Gains as of 8/31/06	$ .10
Growth of an Assumed $10,000 Investment
[] DWS Growth Plus Allocation Fund — Class S [] Russell 1000 Index+ [] Russell 2000 Index++

Comparative Results as of 8/31/06
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Class S	Growth of $10,000	$10,969	$12,009
	Average annual total return	9.69%	10.53%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS Growth Plus Allocation Fund

Comparative Results as of 8/31/06
DWS Growth Plus Allocation Fund		1-Year	Life of Fund*
Russell 1000 Index+	Growth of $10,000	$10,869	$12,109
	Average annual total return	8.69%	11.00%
Russell 2000 Index++	Growth of $10,000	$10,936	$12,610
	Average annual total return	9.36%	13.49%

The growth of $10,000 is cumulative.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Russell 2000 Index is an unmanaged capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Multi-Cap Core Funds Category as of 8/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	183	of	819	23

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the Underlying DWS Funds in which the Fund invests. The Fund's estimated indirect expense from investing in the Underlying DWS Funds is based on the expense ratios from the Underlying DWS Fund's most recent prospectus. In the most recent six-month period, Class A, B, C and S shares of each Fund limited these expenses; had they not done so, expenses would have been higher. In addition, certain of the Underlying DWS Funds limited expenses; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2006 to August 31, 2006).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

DWS Conservative Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2006
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,021.40	$ 1,016.70	$ 1,016.70	$ 1,022.60
Expenses Paid per $1,000*	$ 3.11	$ 6.91	$ 6.91	$ 1.78
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,022.13	$ 1,018.35	$ 1,018.35	$ 1,023.44
Expenses Paid per $1,000*	$ 3.11	$ 6.92	$ 6.92	$ 1.79
Direct Fund Expenses and Estimated Indirect Underlying DWS Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2006
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,021.40	$ 1,016.70	$ 1,016.70	$ 1,022.60
Expenses Paid per $1,000**	$ 5.55	$ 9.35	$ 9.35	$ 4.23
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,019.71	$ 1,015.93	$ 1,015.93	$ 1,021.02
Expenses Paid per $1,000**	$ 5.55	$ 9.35	$ 9.35	$ 4.23

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Fund invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratio	.61%	1.36%	1.36%	.35%
Estimated Indirect Expenses of Underlying DWS Funds	.48%	.48%	.48%	.48%
Estimated Net Annual Fund and Underlying DWS Fund Expenses	1.09%	1.84%	1.84%	.83%

For more information, please refer to the Fund's prospectus.

DWS Moderate Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2006
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,020.00	$ 1,016.20	$ 1,016.40	$ 1,021.30
Expenses Paid per $1,000*	$ 3.16	$ 6.96	$ 6.76	$ 1.83
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,022.08	$ 1,018.30	$ 1,018.50	$ 1,023.39
Expenses Paid per $1,000*	$ 3.16	$ 6.97	$ 6.77	$ 1.84
Direct Fund Expenses and Estimated Indirect Underlying DWS Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2006
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,020.00	$ 1,016.20	$ 1,016.40	$ 1,021.30
Expenses Paid per $1,000**	$ 6.26	$ 10.06	$ 9.86	$ 4.94
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,019.00	$ 1,015.22	$ 1,015.43	$ 1,020.32
Expenses Paid per $1,000**	$ 6.26	$ 10.06	$ 9.86	$ 4.94

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Fund invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratio	.62%	1.37%	1.33%	.36%
Estimated Indirect Expenses of Underlying DWS Funds	.61%	.61%	.61%	.61%
Estimated Net Annual Fund and Underlying DWS Fund Expenses	1.23%	1.98%	1.94%	.97%

For more information, please refer to the Fund's prospectus.

DWS Growth Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2006
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,022.20	$ 1,018.00	$ 1,018.00	$ 1,022.90
Expenses Paid per $1,000*	$ 3.11	$ 6.92	$ 6.92	$ 1.78
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,022.13	$ 1,018.35	$ 1,018.35	$ 1,023.44
Expenses Paid per $1,000*	$ 3.11	$ 6.92	$ 6.92	$ 1.79
Direct Fund Expenses and Estimated Indirect Underlying DWS Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2006
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,022.20	$ 1,018.00	$ 1,018.00	$ 1,022.90
Expenses Paid per $1,000**	$ 6.27	$ 10.07	$ 10.07	$ 4.95
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,019.00	$ 1,015.22	$ 1,015.22	$ 1,020.32
Expenses Paid per $1,000**	$ 6.26	$ 10.06	$ 10.06	$ 4.94

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Fund invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratio	.61%	1.36%	1.36%	.35%
Estimated Indirect Expenses of Underlying DWS Funds	.62%	.62%	.62%	.62%
Estimated Net Annual Fund and Underlying DWS Fund Expenses	1.23%	1.98%	1.98%	.97%

For more information, please refer to the Fund's prospectus.

DWS Growth Plus Allocation Fund

Direct Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2006
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,019.50	$ 1,015.10	$ 1,015.10	$ 1,020.40
Expenses Paid per $1,000*	$ 2.95	$ 6.76	$ 6.76	$ 1.68
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,022.28	$ 1,018.50	$ 1,018.50	$ 1,023.54
Expenses Paid per $1,000*	$ 2.96	$ 6.77	$ 6.77	$ 1.68
Direct Fund Expenses and Estimated Indirect Underlying DWS Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2006
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,019.50	$ 1,015.10	$ 1,015.10	$ 1,020.40
Expenses Paid per $1,000**	$ 6.26	$ 10.06	$ 10.06	$ 4.99
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 3/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/06	$ 1,019.00	$ 1,015.22	$ 1,015.22	$ 1,020.27
Expenses Paid per $1,000**	$ 6.26	$ 10.06	$ 10.06	$ 4.99

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

** Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expense from investing in underlying funds in which the Fund invests, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
Direct Fund Expense Ratio	.58%	1.33%	1.33%	.33%
Estimated Indirect Expenses of Underlying DWS Funds	.65%	.65%	.65%	.65%
Estimated Net Annual Fund and Underlying DWS Fund Expenses	1.23%	1.98%	1.98%	.98%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

DWS Allocation Series: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for DWS Allocation Series, formerly Scudder Pathway Series. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Inna Okounkova

Director of Deutsche Asset Management and Portfolio Manager of the funds.

Joined Deutsche Asset Management in 1999 as a quantitative analyst, becoming an associate portfolio manager in 2001.

Lead portfolio manager for Asset Allocation Strategies: New York.

MS, Moscow State University; MBA, University of Chicago Graduate School of Business.

Joined the funds in 2002.

Robert Wang

Managing Director of Deutsche Asset Management and Portfolio Manager of the funds.

Joined Deutsche Asset Management in 1995 after 13 years of experience in fixed income trading at J.P. Morgan.

Senior portfolio manager for global and tactical asset allocation portfolios, with a focus on quantitative asset allocation, portfolio risk control and derivatives trading management. Global Head of Quantitative Strategies portfolio management: New York.

BS, University of Pennsylvania — The Wharton School.

Joined the funds in 2002.

In the following interview, Portfolio Managers Inna Okounkova and Robert Wang discuss the economy, markets, portfolio management strategy and resulting performance of DWS Allocation Series funds during the 12 months ended August 31, 2006.

Q: How would you characterize the economic and market environment over the last 12 months?

A: The economy has demonstrated considerable resilience, despite a broad array of interrelated concerns, including rising interest rates and inflation, war in the Middle East, terrorism, hurricanes and rising oil prices.

As we approach the end of 2006, the US economy seems to have shifted to a pace near its long-term potential, following three years of above-trend growth. Signs of moderation are evident in the labor market, where employment gains have slowed to a rate roughly in line with trend growth in the labor force, and in housing, where prices have cooled, partly in response to rising interest rates on mortgages. Rising oil prices are a concern for both consumers and business. Still, consumer spending remains fairly strong, as does business investment, and net exports have improved.

In August the US Federal Reserve Board (the Fed) paused in its series of interest rate hikes, demonstrating an effort to balance the risks of a sharp slowdown and rising inflation. While there is considerable debate about the likely path of the economy, the evidence seems consistent with our view that the economy is likely to experience a "soft landing," slowing to a pace sufficient to curb resource utilization and keep underlying inflation in check, but without an extended period of sub-par growth. The US economy may also experience some healthy rebalancing, becoming less dependent on housing and consumer spending, as net exports start to provide more impetus to growth.

This economic uncertainty has sparked considerable market volatility over the last 12 months, as stock and bond markets responded alternately to good and bad news. Most major indices have had positive returns over the last year, with stock returns well above bond returns. Within the equity market, returns of large-cap and small-cap stocks have not been far apart, and value stocks have outperformed growth stocks in all size categories.1 In the fixed-income market, high-yield bonds have outperformed investment-grade bonds, and short-term securities have provided higher returns than long-term bonds, as the yield curve has become flatter.2

1 Performance of large-cap stocks is measured using the Russell 1000 Index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Performance of small-cap stocks is measured using the Russell 2000 Index, which measures the performance of the 2,000 smallest companies in the Russell 3000 Index. For comparing value and growth stocks in both size categories, we use the appropriate Russell Value and Growth indices. The value indices include those companies in the Russell 1000 and Russell 2000 indices with lower price-to-book ratios and lower forecasted growth values, while the growth indices include those companies in the Russell 1000 and Russell 2000 indices with higher price-to-book ratios and higher forecasted growth values.

2 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically, the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.

Equity markets have strengthened recently on signs that the economy may be moderating, energy prices may be peaking and the Fed may stop raising interest rates. Although it seems likely that interest rates will stop rising this year, we believe the yield curve is likely to remain very flat, with long-term rates restrained by benign inflation expectations and a decline in premiums for longer holding periods, reflecting the lower volatility of economic growth and inflation.

Q: Will you describe the investment process for the DWS Allocation Series funds?

A: Our strategy for managing the fund-of-funds portfolios and evaluating how they perform consists of three components: strategic asset allocation, tactical asset allocation and allocation to the underlying funds.

The first component, strategic asset allocation (SAA), has the largest influence on performance. We review strategic asset allocation once a year, usually in July, using a proprietary methodology that consists of several steps. First, we derive long-term equilibrium return forecasts, taking into account long-term factors such as productivity rates and inflation expectations. Then we adjust the equilibrium returns to reflect medium-term factors that are likely to drive returns over the next couple of years. Factors used in these adjustments include mean reversion, slope of the yield curve and foreign exchange movements.3 Based on these forecasts, we find optimal portfolios with the appropriate risk level for each of the four strategies, Conservative, Moderate, Growth and Growth Plus.

The second step of our investment process is tactical asset allocation (TAA), which is implemented as underweight or overweight of a particular asset class relative to its longer-term SAA target. TAAs are updated every month, guided by our Integrated Global Alpha Platform (iGAP). The iGAP platform collects investment ideas generated by investment teams located around the world, who forecast near-term movements of global stock, bond and currency markets, using both fundamental analysis and quantitative models.4 The teams' views are combined and adjusted for appropriate risk levels to specify a tactical asset allocation for each of the four portfolios.

3 Mean reversion is a strategy that involves purchasing an underperforming asset and holding the position until the asset rebounds; it is based on the mathematical premise that all returns will eventually move back toward the mean, or average, return. Thus, if an asset is underperforming, its return will be higher. A yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually Treasuries, at a given point in time. The currency exchange rate represents the rate at which one currency may be converted into another. It is also called rate of exchange or foreign exchange rate.

4 Fundamental analysis is the use of all available information about a possible investment, such as earnings growth, management capability, industry trends, a company's financial strength and quantitative measures, to determine value. Quantitative models use mathematical and statistical analysis to evaluate investments in a rigorous risk-controlled fashion.

The final element of the process is fund allocation, which involves much more than simply selecting funds by style based on strategic and tactical asset allocation. Each month we analyze the holdings in each fund (using holdings lists readily available on the DWS Scudder Web site), measuring exposure to factors such as specific industries, beta, size and style.5 Our goal is to identify combinations of funds that help implement our targeted asset allocations, capturing the ability of the fund managers to select the best stocks, while neutralizing unintended factor bets.

Q: How do you evaluate performance of the Conservative, Moderate, Growth and Growth Plus funds, and how did they perform over the last year?

A: Since there are no published indices that accurately reflect the asset mixes of these funds, we evaluate performance mainly by comparing our fund's performance with that of similar funds. In April 2006, Lipper introduced three new categories for asset allocation funds: Mixed-Asset Target Allocation Conservative, Moderate and Growth.6 These newly created categories contain funds with similar overall breakdown between equities and fixed-income and provide a good reference for performance of the DWS asset allocation portfolios.

5 Beta is a measurement of risk relative to the market as a whole.

6 Source: Lipper Inc. The Lipper Mixed-Asset Target Allocation Conservative Funds category consists of funds that, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash and cash equivalents. The Lipper Mixed-Asset Target Allocation Moderate Funds category consists of funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents. The Lipper Mixed-Asset Target Allocation Growth Funds category consists of funds that, by portfolio practice, maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash and cash equivalents. It is not possible to invest directly in a Lipper category.

All four of the funds had favorable rankings to their respective Lipper peer groups, and the Conservative and Growth Plus funds were in the top quartiles of their peer groups.7 For all four funds, the main driver of this strong performance was strategic asset allocation.

7 Source: Lipper Inc.

Q: What were the major strategic and tactical decisions that drove fund performance?

A: Both strategic and tactical asset allocation contributed to performance, but strategic asset allocation was by far the most significant contributor. During the 12-month period under review, we implemented two different sets of SAAs. From September 2005 through June 2006, we were using the 2005/2006 SAAs, which we developed in July 2005. For the last two months of the fund's fiscal year (July and August 2006), we used new 2006/2007 SAAs derived in July 2006.

Changes made in the 2005/2006 SAA include the following:

Increased the allocation to small-cap equities

Established a value bias within both large-cap and small-cap equities

Established allocations to commodities in the Conservative, Moderate and Growth funds

Established allocations to TIPs (inflation-protected treasury bonds) in the Conservative and Moderate funds

Increased the allocation to high-yield bonds

Significantly increased the allocation to short-term investments in the Conservative fund

Changes made in the 2006/2007 SAA include the following:

Separated international equities into three regions, Europe, Japan and Pacific ex Japan in order to implement regional asset allocation calls

Increased the overall allocation to international equities, emphasizing European and Pacific ex Japan equities

Added emerging-market equities to the Moderate fund allocation

Increased further the value bias within small-cap equities

Essentially all the strategic asset allocation changes made in both 2005 and 2006 added value. In equities, the value bias contributed to performance, since value stocks significantly outperformed growth stocks. The increased allocation to small-cap stocks was also positive for performance.

In the fixed-income portion of the portfolios, an increase in the allocation to cash equivalents, with corresponding reduction of the allocation to bonds, were positive for performance, as short-term interest rates continued to rise, providing attractive returns on cash equivalents. Since high yield was the best-performing fixed-income category, the increase in the allocation to high yield bonds helped. The introduction of TIPs and commodities further increased diversification. Commodities had very strong returns in the beginning of the period but underperformed more recently.

The table on the following page summarizes the asset classes and strategic allocations for 2005-2006 and for 2006-2007.

The tactical asset allocations also contributed to the performance of all but the Growth Plus Fund. For most of the 12-month period we maintained tactical overweights in equities, meaning that equity positions were above the strategic asset allocations. This positioning was positive for performance, since equities outperformed bonds. Within the equity portion of the portfolios, overweights of US equities detracted from performance, since international equities performed significantly better. Within fixed income, performance benefited from an overweight in cash equivalents and corresponding underweight in bonds.

Strategic Asset Allocation
	DWS Conservative Allocation Fund		DWS Moderate Allocation Fund		DWS Growth Allocation Fund		DWS Growth Plus Allocation Fund
	2006- 2007	2005- 2006	2006- 2007	2005- 2006	2006- 2007	2005- 2006	2006- 2007	2005- 2006
Russell 1000 Growth	14%	16%	20%	23%	25%	27%	33%	38%
Russell 1000 Value	16%	17%	24%	24%	29%	31%	40%	40%
Russell 2000 Growth	1%	2%	2%	3%	2%	3%	3%	4%
Russell 2000 Value	3%	3%	5%	4%	7%	5%	9%	6%
MSCI EAFE	0%	5%	0%	6%	0%	8%	0%	10%
MSCI Europe	4%	0%	5%	0%	7%	0%	9%	0%
MSCI Japan	1%	0%	2%	0%	3%	0%	3%	0%
MSCI Pacific ex Japan	1%	0%	1%	0%	1%	0%	1%	0%
MSCI EMF	0%	0%	1%	0%	1%	1%	2%	2%
Goldman Sachs Commodity	1%	1%	1%	1%	1%	1%	0%	0%
Lehman Brothers Intermediate US Aggregate Bond	35%	31%	0%	0%	0%	0%	0%	0%
Lehman Brothers Aggregate Bond	0%	0%	27%	26%	18%	17%	0%	0%
Lehman US TIPS	5%	6%	4%	5%	0%	0%	0%	0%
CSFB High Yield	4%	4%	3%	3%	1%	2%	0%	0%
3 month T Bill	15%	15%	5%	5%	5%	5%	0%	0%
Total	100%	100%	100%	100%	100%	100%	100%	100%

Q: What was the impact of performance of the underlying funds on portfolio performance?

A: The portfolios have the potential to invest in more than 50 different funds, providing exposure to all categories of US equities, international equities, commodities and a variety of fixed-income securities. During the last 12 months, we increased the range of possible investments by adding several funds to the allocation universe. These include the DWS Technology, Communications, Health Care and Global Thematic funds, and the DWS Dreman Concentrated Value and DWS Dreman Mid Cap Value funds.

Over the last year we gradually shifted allocations from growth- and core-oriented funds towards value-oriented funds to implement our strategic value bias. We also increased allocations to international funds, in particular to DWS Europe Equity Fund, also to implement the strategic asset allocation changes.

Performance of each fund is compared with returns of indices of securities in the appropriate asset classes. Since these indices represent broad asset classes in which the managers of the DWS Allocation funds invest, they serve mainly as points of comparison for returns of asset classes within the portfolios (such as US equities or intermediate-term bonds), but they are not necessarily benchmarks against which the underlying funds are managed.

The overall contribution of underlying fund performance was negative over this period. Most of the domestic equity funds underperformed their respective indexes. Only DWS Dreman Small Cap Value Fund, DWS Communications Fund and DWS Blue Chip Fund, significantly outperformed the respective indices. Among international equity funds, DWS Global Thematic Fund had the strongest performance but overall the category contributed negatively relative to the index.

Although several of the bond funds outperformed their asset classes, fixed-income funds as a whole detracted from performance since our largest fixed-income holding, DWS Core Fixed Income Fund, underperformed the Lehman Aggregate Bond Index.

On a total return basis, real estate and emerging markets had the highest returns, but these are relatively small portions of the overall portfolios.

Q: Do you have other comments for shareholders?

A: We are especially pleased to report the positive results of our strategic asset allocation system decisions over the last 12 months, as this provides strong evidence of the value of our proprietary process. We continue to believe that a rigorous approach to strategic and tactical asset allocation, combined with diligent risk management, offers investors the potential for superior risk-adjusted returns. We take a disciplined approach to adjusting allocations on a regular basis, while attempting to avoid excessive transaction costs. We believe that the investment processes we use, combining in-depth research with long-term forecasting, have the potential to add significant value.

The DWS Allocation Series funds are structured to meet the needs of investors with time horizons ranging from three to 15 years or longer. With four funds in the series, this group of funds may be appropriate for a wide variety and range of investors. As time passes and investors' time horizons and objectives change, they can easily move among the funds. For many investors, disciplined asset allocation funds such as these offer the potential to take advantage of a wide range of investment opportunities with a moderate degree of risk.

We believe that ours is a much more forward-looking approach to asset allocation than the methods used by competing funds. As markets continue to evolve, we will review these strategic allocations annually and alter the asset mix as we deem appropriate and in the best interest of investors in DWS Allocation Series funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Fund Highlights

DWS Conservative Allocation Fund

DWS Conservative Allocation Fund seeks current income and, as a secondary objective, long-term growth of capital. The portfolio's target allocation is 40% equity funds and 60% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 25%-55%, fixed-income funds 45%-75%.

Performance

DWS Conservative Allocation Fund provided a total return of 5.66% (Class A shares) for the 12-month period ended August 31, 2006. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 9 for the performance of other share classes and for more complete performance information.) The portfolio outperformed the 3.99% average total return of its peers in the Lipper Mixed-Asset Target Allocation Conservative Funds category, ranking in the 13th percentile of the category.

Fund Strategy

The portfolio's equity position was above the midpoint of its normal range of 25% to 55% throughout the 12-month period. This overweight of equities was positive for performance, since equities significantly outperformed bonds. Positions in international equities contributed to absolute performance, since international equities (as measured by the MSCI EAFE Index) outperformed US stocks.

In the fixed-income portion of the portfolio, an overweight in cash equivalents, with corresponding underweights in bonds, was positive for performance, as short-term interest rates continued to rise, providing attractive returns on cash equivalents.

DWS Moderate Allocation Fund

DWS Moderate Allocation Fund's portfolio seeks a balance of current income and growth of capital. The portfolio's target allocation is 60% equity funds and 40% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 45%-75%, fixed-income funds 25%-55%.

Performance

DWS Moderate Allocation Fund provided a total return of 6.59% (Class A shares) for the 12-month period ended August 31, 2006. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 10 through 15 for the performance of other share classes and for more complete performance information.) The portfolio outperformed the 6.35% average total return of its peers in the Lipper Mixed-Asset Target Allocation Moderate Funds category, ranking in the 41st percentile of the peer group.

Fund Strategy

The portfolio's equity position was near the midpoint of its normal range of 45% to 75% throughout the 12-month period; it was maintained above 60% for eight of the 12 months. This was a positive decision, as equities performed significantly better than bonds. International equities were quite strong, and performance benefited from the international allocation, since international equities (as measured by the MSCI EAFE Index) outperformed US stocks.

In the fixed-income portion of the portfolio, an overweight in cash equivalents, with a corresponding underweight in bonds, was positive for performance.

DWS Growth Allocation Fund

DWS Growth Allocation Fund seeks long-term growth of capital and, as a secondary objective, current income. The portfolio's target allocation is 75% equity funds and 25% fixed-income funds. The managers have the flexibility to adjust this allocation within the following ranges: equity funds 60%-90%, fixed-income funds 10%-40%.

Performance

DWS Growth Allocation Fund provided a total return of 8.06% (Class A shares) for the 12-month period ended August 31, 2006. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 16 through 21 for the performance of other share classes and for more complete performance information.) The portfolio outperformed the 6.99% average total return of its peers in the Lipper Mixed-Asset Target Allocation Growth Funds category, ranking in the 31st percentile.

Fund Strategy

The performance of DWS Growth Allocation Fund benefited from the overall strength in the equity markets, since this portfolio's emphasis is on equities, with a target allocation 75% equities, within a range of 60% to 90%. The portfolio's equity position was above 75% of the total allocation for eight of the 12 months. International equities were quite strong, and performance benefited from international exposure.

In the fixed-income portion of the portfolio, an overweight in cash equivalents, with a corresponding underweight in bonds, was positive for performance.

DWS Growth Plus Allocation Fund

DWS Growth Plus Allocation Fund seeks long-term growth of capital by investing primarily in equity mutual funds. While the target allocation is 100% equity funds, the managers may invest up to 30% of the portfolio in bond funds when bond market conditions suggest the potential for capital appreciation.

Performance

DWS Growth Plus Allocation Fund provided a total return of 9.52% (Class A shares) for the 12-month period ended August 31, 2006. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 22 through 27 for the performance of other share classes and for more complete performance information.) The portfolio outperformed the 7.19% average total return of its peers in the Lipper Multi-Cap Core Funds category, ranking in the 24th percentile.1

1 Source: Lipper Inc. The Lipper Multi-Cap Core Funds category comprises funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period. Multi-cap funds will generally have 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P MidCap 400 Index. Multi-Cap Core Funds have wide latitude in the companies in which they invest. These funds normally compare their average price-to-earnings ratios, price-to-book ratios and three-year earnings growth figures with the US diversified multi-cap equity funds universe average. It is not possible to invest directly in a Lipper category.

Fund Strategy

The target allocation for this portfolio is 100% equity funds, though fixed-income funds may represent up to 30% of the total. Equity exposure was maintained above 95% throughout the period and above 99% for 10 of the 12 months.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Portfolio Summaries

DWS Conservative Allocation Fund

Asset Allocation	8/31/06	8/31/05

Fixed Income — Money Market	21%	17%
Fixed Income — Bonds	37%	38%
Equity	42%	45%
	100%	100%
Asset Class Ranges	8/31/06	8/31/05

Fixed Income Funds	45-75%	45-75%
Equity Funds	25-55%	25-55%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 49. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

DWS Moderate Allocation Fund

Asset Allocation	8/31/06	8/31/05

Fixed Income — Money Market	5%	9%
Fixed Income — Bonds	33%	29%
Equity	62%	62%
	100%	100%
Asset Class Ranges	8/31/06	8/31/05

Fixed Income Funds	25-55%	25-55%
Equity Funds	45-75%	45-75%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 51. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

DWS Growth Allocation Fund

Asset Allocation	8/31/06	8/31/05

Fixed Income — Money Market	5%	10%
Fixed Income — Bonds	18%	13%
Equity	77%	77%
	100%	100%
Asset Class Ranges	8/31/06	8/31/05

Fixed Income Funds	10-40%	10-40%
Equity Funds	60-90%	60-90%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 53. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

DWS Growth Plus Allocation Fund

Asset Allocation	8/31/06	8/31/05

Fixed Income — Money Market	2%	2%
Equity	98%	98%
	100%	100%
Asset Class Ranges	8/31/06	8/31/05

Fixed Income Funds	0-30%	0-30%
Equity Funds	70-100%	70-100%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 55. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolios as of August 31, 2006

DWS Conservative Allocation Fund

	Shares	Value ($)

Equity Funds 42.1%
DWS Blue Chip Fund "Institutional"	199,225	4,353,075
DWS Capital Growth Fund "Institutional"	781	37,025
DWS Commodity Securities Fund "Institutional"	108,712	1,316,508
DWS Communications Fund "Institutional"	6,760	142,306
DWS Dreman Concentrated Value Fund "Institutional"	54,519	622,060
DWS Dreman High Return Equity Fund "I"	18,105	886,437
DWS Dreman Mid Cap Value Fund "Institutional"	30,960	351,091
DWS Dreman Small Cap Value Fund "Institutional"	3,713	136,770
DWS Equity 500 Index Fund "Institutional"	133,825	19,827,541
DWS Equity Partners Fund "Institutional"	142,844	4,162,486
DWS Europe Equity Fund "Institutional"	93,046	3,292,902
DWS Global Thematic Fund "S"	81,074	2,836,787
DWS Growth & Income Fund "Institutional"	191,167	4,291,706
DWS Health Care Fund "Institutional"	10,810	278,791
DWS International Equity Fund "Institutional"	3,771	53,392
DWS International Fund "Institutional"	7,643	436,340
DWS International Select Equity Fund "Institutional"	45,414	569,486
DWS Japan Equity Fund "S"	20,153	347,040
DWS Large Cap Value Fund "Institutional"	239,154	5,560,321
DWS Large Company Growth Fund "Institutional"	93,700	2,379,039
DWS Micro Cap Fund "Institutional"	6,803	129,197
DWS RREEF Real Estate Securities Fund "Institutional"	32,777	814,515
DWS Small Cap Core Fund "S"	111,484	2,612,078
DWS Small Cap Growth Fund "Institutional"	23,777	546,868
DWS Small Cap Value Fund "S"	90,097	2,368,657
DWS Technology Fund "Institutional"	23,907	265,131
Total Equity Funds (Cost $52,019,193)		58,617,549

Fixed Income — Bond Funds 36.5%
DWS Core Fixed Income Fund "Institutional"	3,578,439	38,074,590
DWS Core Plus Income Fund "Institutional"	144	1,808
DWS GNMA Fund "S"	2,132	31,169
DWS High Income Fund "Institutional"	287,736	1,542,266
DWS High Income Plus Fund "Institutional"	537,998	4,088,787
DWS Inflation Protected Plus Fund "Institutional"	714,842	7,091,232
DWS Short Duration Fund "Institutional"	3,159	31,239
DWS Short Term Bond Fund "S"	1,109	11,005
Total Fixed Income — Bond Funds (Cost $51,227,873)		50,872,096

Fixed Income — Money Market Funds 21.4%
Cash Management QP Trust	29,782,736	29,782,736
DWS Cash Investment Trust "S"	7,351	7,351
DWS Money Market Series "Institutional"	17,966	17,966
Total Fixed Income — Money Market Funds (Cost $29,808,053)		29,808,053
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $133,055,119)+	100.0	139,297,698
Other Assets and Liabilities, Net	0.0	67,247
Net Assets	100.0	139,364,945

+ The cost for federal income tax purposes was $133,510,989. At August 31, 2006, net unrealized appreciation for all securities based on tax cost was $5,786,709. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,834,723 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,048,014.

During the year ended August 31, 2006, purchases and sales of mutual funds (excluding Cash Management QP Trust) aggregated $83,745,897 and $117,830,986, respectively.

The accompanying notes are an integral part of the financial statements.

DWS Moderate Allocation Fund

	Shares	Value ($)

Equity Funds 62.1%
DWS Blue Chip Fund "Institutional"	678,174	14,818,104
DWS Capital Growth Fund "Institutional"	3,272	155,117
DWS Commodity Securities Fund "Institutional"	237,361	2,874,436
DWS Communications Fund "Institutional"	36,414	766,510
DWS Dreman Concentrated Value Fund "Institutional"	141,758	1,617,454
DWS Dreman High Return Equity Fund "I"	49,166	2,407,157
DWS Dreman Mid Cap Value Fund "Institutional"	263,799	2,991,481
DWS Dreman Small Cap Value Fund "Institutional"	16,355	602,534
DWS Emerging Markets Equity Fund "S"	241,799	5,759,660
DWS Enhanced S&P 500 Index Fund "S"	189,518	2,475,099
DWS Equity 500 Index Fund "Institutional"	406,121	60,170,859
DWS Equity Partners Fund "Institutional"	369,515	10,767,664
DWS Europe Equity Fund "Institutional"	220,060	7,787,932
DWS Global Thematic Fund "S"	190,180	6,654,413
DWS Growth & Income Fund "Institutional"	591,883	13,287,778
DWS Health Care Fund "Institutional"	37,967	979,176
DWS International Equity Fund "Institutional"	6,367	90,162
DWS International Fund "Institutional"	31,027	1,771,306
DWS International Select Equity Fund "Institutional"	165,755	2,078,570
DWS Japan Equity Fund "S"	61,873	1,065,446
DWS Large Cap Value Fund "Institutional"	760,663	17,685,417
DWS Large Company Growth Fund "Institutional"	257,426	6,536,039
DWS Micro Cap Fund "Institutional"	15,153	287,747
DWS RREEF Real Estate Securities Fund "Institutional"	110,060	2,734,981
DWS Small Cap Core Fund "S"	507,036	11,879,852
DWS Small Cap Growth Fund "Institutional"	85,006	1,955,136
DWS Small Cap Value Fund "S"	272,606	7,166,821
DWS Technology Fund "Institutional"	78,376	869,192
Total Equity Funds (Cost $169,417,595)		188,236,043

Fixed Income — Bond Funds 32.7%
DWS Core Fixed Income Fund "Institutional"	7,389,992	78,629,510
DWS Core Plus Income Fund "Institutional"	1,066	13,392
DWS GNMA Fund "S"	1,057	15,460
DWS High Income Fund "Institutional"	570,641	3,058,635
DWS High Income Plus Fund "Institutional"	745,976	5,669,416
DWS Inflation Protected Plus Fund "Institutional"	1,182,989	11,735,250
DWS Short Term Bond Fund "S"	1,243	12,334
Total Fixed Income — Bond Funds (Cost $100,145,901)		99,133,997

Fixed Income — Money Market Funds 5.4%
Cash Management QP Trust	16,136,288	16,136,288
DWS Cash Investment Trust "S"	10,729	10,729
DWS Money Market Series "Institutional"	20,682	20,682
Total Fixed Income — Money Market Funds (Cost $16,167,699)		16,167,699
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $285,731,195)+	100.2	303,537,739
Other Assets and Liabilities, Net	(0.2)	(460,149)
Net Assets	100.0	303,077,590

+ The cost for federal income tax purposes was $287,406,617. At August 31, 2006, net unrealized appreciation for all securities based on tax cost was $16,131,122. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,792,922 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,661,800.

During the year ended August 31, 2006, purchases and sales of mutual funds (excluding Cash Management QP Trust) aggregated $148,521,415 and $183,224,730, respectively.

The accompanying notes are an integral part of the financial statements.

DWS Growth Allocation Fund

	Shares	Value ($)

Equity Funds 77.2%
DWS Blue Chip Fund "Institutional"	852,150	18,619,479
DWS Capital Growth Fund "Institutional"	707	33,525
DWS Commodity Securities Fund "Institutional"	236,607	2,865,317
DWS Communications Fund "Institutional"	36,400	766,225
DWS Dreman Concentrated Value Fund "Institutional"	172,099	1,963,651
DWS Dreman High Return Equity Fund "I"	62,428	3,056,461
DWS Dreman Mid Cap Value Fund "Institutional"	109,924	1,246,538
DWS Dreman Small Cap Value Fund "Institutional"	24,992	920,703
DWS Emerging Markets Equity Fund "S"	304,509	7,253,395
DWS Equity 500 Index Fund "Institutional"	516,411	76,511,405
DWS Equity Partners Fund "Institutional"	418,982	12,209,141
DWS Europe Equity Fund "Institutional"	338,832	11,991,280
DWS Global Thematic Fund "S"	307,090	10,745,082
DWS Growth & Income Fund "Institutional"	721,062	16,187,841
DWS Health Care Fund "Institutional"	39,514	1,019,077
DWS International Equity Fund "Institutional"	10,170	144,014
DWS International Fund "Institutional"	35,330	2,017,003
DWS International Select Equity Fund "Institutional"	303,098	3,800,850
DWS Japan Equity Fund "S"	105,952	1,824,491
DWS Large Cap Value Fund "Institutional"	1,058,482	24,609,695
DWS Large Company Growth Fund "Institutional"	360,728	9,158,889
DWS Micro Cap Fund "Institutional"	23,624	448,614
DWS RREEF Real Estate Securities Fund "Institutional"	129,718	3,223,503
DWS Small Cap Core Fund "S"	573,446	13,435,850
DWS Small Cap Growth Fund "Institutional"	104,839	2,411,295
DWS Small Cap Value Fund "S"	295,279	7,762,873
DWS Technology Fund "Institutional"	85,596	949,255
Total Equity Funds (Cost $207,526,342)		235,175,452

Fixed Income — Bond Funds 17.7%
DWS Core Fixed Income Fund "Institutional"	4,784,442	50,906,462
DWS Core Plus Income Fund "Institutional"	1,755	22,043
DWS Emerging Markets Fixed Income Fund "S"	1,594	18,939
DWS GNMA Fund "S"	1,043	15,254
DWS High Income Fund "Institutional"	508,685	2,726,553
DWS High Income Plus Fund "Institutional"	17,931	136,277
Total Fixed Income — Bond Funds (Cost $53,589,842)		53,825,528

Fixed Income — Money Market Funds 5.3%
Cash Management QP Trust	16,183,574	16,183,574
DWS Cash Investment Trust "S"	8,007	8,007
DWS Money Market Series "Institutional"	23,731	23,731
Total Fixed Income — Money Market Funds (Cost $16,215,312)		16,215,312
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $277,331,496)+	100.2	305,216,292
Other Assets and Liabilities, Net	(0.2)	(570,488)
Net Assets	100.0	304,645,804

+ The cost for federal income tax purposes was $279,088,548. At August 31, 2006, net unrealized appreciation for all securities based on tax cost was $26,127,744. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,560,003 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,432,259.

During the year ended August 31, 2006, purchases and sales of mutual funds (excluding Cash Management QP Trust) aggregated $164,454,365 and $174,454,466, respectively.

The accompanying notes are an integral part of the financial statements.

DWS Growth Plus Allocation Fund

	Shares	Value ($)

Equity Funds 97.8%
DWS Blue Chip Fund "Institutional"	90,892	1,985,990
DWS Communications Fund "Institutional"	4,363	91,839
DWS Dreman Concentrated Value Fund "Institutional"	18,198	207,641
DWS Dreman High Return Equity Fund "I"	6,739	329,950
DWS Dreman Mid Cap Value Fund "Institutional"	13,036	147,824
DWS Dreman Small Cap Value Fund "Institutional"	5,196	191,437
DWS Emerging Markets Equity Fund "S"	38,320	912,776
DWS Equity 500 Index Fund "Institutional"	57,713	8,550,830
DWS Equity Partners Fund "Institutional"	65,388	1,905,419
DWS Europe Equity Fund "Institutional"	31,477	1,113,961
DWS Global Thematic Fund "S"	20,862	729,978
DWS Growth & Income Fund "Institutional"	92,659	2,080,200
DWS Health Care Fund "Institutional"	14,490	373,697
DWS International Equity Fund "Institutional"	10,552	149,415
DWS International Fund "Institutional"	3,684	210,333
DWS International Select Equity Fund "Institutional"	24,342	305,252
DWS Japan Equity Fund "S"	10,802	186,008
DWS Large Cap Value Fund "Institutional"	108,468	2,521,883
DWS Large Company Growth Fund "Institutional"	18,465	468,819
DWS Micro Cap Fund "Institutional"	5,589	106,131
DWS Mid Cap Growth Fund "Institutional"	617	9,504
DWS RREEF Real Estate Securities Fund "Institutional"	14,959	371,724
DWS Small Cap Core Fund "S"	52,271	1,224,717
DWS Small Cap Growth Fund "Institutional"	14,483	333,113
DWS Small Cap Value Fund "S"	50,050	1,315,802
DWS Technology Fund "Institutional"	26,407	292,855
Total Equity Funds (Cost $25,137,121)		26,117,098

Fixed Income — Money Market Funds 1.8%
Cash Management QP Trust	480,001	480,001
DWS Cash Investment Trust "S"	7,261	7,261
DWS Money Market Series "Institutional"	6,195	6,195
Total Fixed Income — Money Market Funds (Cost $493,457)		493,457
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $25,630,578)+	99.6	26,610,555
Other Assets and Liabilities, Net	0.4	100,449
Net Assets	100.0	26,711,004

+ The cost for federal income tax purposes was $25,656,098. At August 31, 2006, net unrealized appreciation for all securities based on tax cost was $954,457. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,130,521 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $176,064.

During the year ended August 31, 2006 purchases and sales of mutual funds (excluding Cash Management QP Trust) aggregated $23,206,905 and $13,239,544, respectively.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of August 31, 2006
Assets	DWS Conservative Allocation Fund	DWS Moderate Allocation Fund	DWS Growth Allocation Fund	DWS Growth Plus Allocation Fund
Investments in Underlying Affiliated Funds, at value (cost $133,055,119, $285,731,195, $277,331,496 and $25,630,578)	139,297,698	303,537,739	305,216,292	26,610,555
Dividends receivable	44,086	85,860	47,845	—
Interest receivable	134,457	73,005	71,868	1,282
Receivable for Fund shares sold	263,652	705,329	381,980	203,760
Other assets	15,548	20,236	19,974	8,975
Total assets	139,755,441	304,422,169	305,737,959	26,824,572
Liabilities
Payable for Fund shares redeemed	158,643	851,971	546,495	9,794
Other accrued expenses and payables	231,853	492,608	545,660	103,774
Total liabilities	390,496	1,344,579	1,092,155	113,568
Net assets, at value	$ 139,364,945	$ 303,077,590	$ 304,645,804	$ 26,711,004
Net Assets
Net assets consist of: Undistributed net investment income	503,018	629,902	3,747,072	—
Net unrealized appreciation (depreciation) on investments	6,242,579	17,806,544	27,884,796	979,977
Accumulated net realized gain (loss)	(8,684,742)	(34,168,573)	(34,682,364)	919,025
Paid-in capital	141,304,090	318,809,717	307,696,300	24,812,002
Net assets, at value	$ 139,364,945	$ 303,077,590	$ 304,645,804	$ 26,711,004

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of August 31, 2006 (continued)
Net Asset Value	DWS Conservative Allocation Fund	DWS Moderate Allocation Fund	DWS Growth Allocation Fund	DWS Growth Plus Allocation Fund
Class A Net assets applicable to shares outstanding	$ 40,667,270	$ 104,420,297	$ 86,109,800	$ 13,942,498
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,344,366	8,719,550	6,025,476	1,212,557
Net Asset Value and redemption price(a) per share	$ 12.16	$ 11.98	$ 14.29	$ 11.50
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$ 12.90	$ 12.71	$ 15.16	$ 12.20
Class B Net assets applicable to shares outstanding	$ 7,556,272	$ 23,517,995	$ 28,705,871	$ 2,748,429
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	621,253	1,963,918	2,028,845	240,091
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge)(a) per share	$ 12.16	$ 11.98	$ 14.15	$ 11.45
Class C Net assets applicable to shares outstanding	$ 11,503,263	$ 33,600,348	$ 35,509,863	$ 7,272,234
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	946,377	2,806,491	2,509,338	635,663
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge)(a) per share	$ 12.16	$ 11.97	$ 14.15	$ 11.44
Class S Net assets applicable to shares outstanding	$ 79,638,140	$ 141,538,950	$ 154,320,270	$ 2,747,843
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	6,548,751	11,830,425	10,774,570	238,640
Net Asset Value, offering and redemption price(a) per share	$ 12.16	$ 11.96	$ 14.32	$ 11.51

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended August 31, 2006
Investment Income	DWS Conservative Allocation Fund	DWS Moderate Allocation Fund	DWS Growth Allocation Fund	DWS Growth Plus Allocation Fund
Income distributions from Underlying Affiliated Funds	$ 3,734,960	$ 7,603,530	$ 5,623,781	$ 275,165
Interest — Cash Management QP Trust	1,006,634	861,578	946,177	12,138
Total Income	4,741,594	8,465,108	6,569,958	287,303
Expenses: Distribution service fees	267,855	791,198	786,473	102,002
Services to shareholders	447,726	1,052,436	921,643	52,295
Administration fees	34,584	75,255	75,059	12,500
Custodian and accounting fees	31,978	50,193	48,916	80,513
Auditing	39,685	33,165	36,096	37,919
Legal	44,409	43,060	66,644	36,502
Trustees' fees and expenses	5,474	9,414	9,350	929
Reports to shareholders and shareholder meeting	112,932	208,368	241,452	20,284
Registration fees	62,856	67,388	73,968	36,268
Organization and offering expenses	—	—	—	9,240
Other	14,859	22,630	21,301	6,501
Total expenses before expense reductions	1,062,358	2,353,107	2,280,902	394,953
Expense reductions	(276,425)	(439,741)	(404,540)	(216,627)
Total expenses after expense reductions	785,933	1,913,366	1,876,362	178,326
Net investment income	3,955,661	6,551,742	4,693,596	108,977
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	4,025,959	13,114,055	14,582,598	644,601
Capital gain distributions from Underlying Affiliated Funds	1,833,703	5,519,460	6,326,002	519,568
	5,859,662	18,633,515	20,908,600	1,164,169
Net unrealized appreciation (depreciation) during the period on investments	(1,815,842)	(5,569,240)	(2,458,694)	492,257
Net gain (loss) on investment transactions	4,043,820	13,064,275	18,449,906	1,656,426
Net increase (decrease) in net assets resulting from operations	$ 7,999,481	$ 19,616,017	$ 23,143,502	$ 1,765,403

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Conservative Allocation Fund
Increase (Decrease) in Net Assets	Years Ended August 31,
	2006	2005
Operations: Net investment income	$ 3,955,661	$ 3,177,248
Net realized gain (loss) on investment transactions	5,859,662	3,932,704
Net unrealized appreciation (depreciation) during the period on investment transactions	(1,815,842)	3,623,371
Net increase (decrease) in net assets resulting from operations	7,999,481	10,733,323
Distributions to shareholders from: Net investment income: Class A	(1,047,579)	(825,477)
Class B	(160,512)	(160,074)
Class C	(200,975)	(133,113)
Class AARP	(1,548,806)	(1,561,111)
Class S	(1,035,038)	(1,144,721)
Fund share transactions: Proceeds from shares sold	41,739,535	64,106,535
Reinvestment of distributions	3,615,802	3,476,510
Cost of shares redeemed	(51,759,143)	(44,990,688)
Redemption fees	1,436	1,927
Net increase (decrease) in net assets from Fund share transactions	(6,402,370)	22,594,284
Increase (decrease) in net assets	(2,395,799)	29,503,111
Net assets at beginning of period	141,760,744	112,257,633
Net assets at end of period (including undistributed net investment income of $503,018 for August 31, 2006)	$ 139,364,945	$ 141,760,744
Statement of Changes in Net Assets — DWS Moderate Allocation Fund
	Years Ended August 31,
Increase (Decrease) in Net Assets	2006	2005
Operations: Net investment income	$ 6,551,742	$ 5,082,145
Net realized gain (loss) on investment transactions	18,633,515	8,274,749
Net unrealized appreciation (depreciation) during the period on investment transactions	(5,569,240)	13,410,705
Net increase (decrease) in net assets resulting from operations	19,616,017	26,767,599
Distributions to shareholders from: Net investment income: Class A	(3,033,945)	(1,790,933)
Class B	(478,714)	(279,525)
Class C	(600,458)	(252,380)
Class AARP	(799,789)	(432,536)
Class S	(3,680,456)	(3,067,101)
Fund share transactions: Proceeds from shares sold	84,300,149	155,894,018
Reinvestment of distributions	8,294,215	5,689,354
Cost of shares redeemed	(114,681,889)	(77,491,767)
Redemption fees	2,344	654
Net increase (decrease) in net assets from Fund share transactions	(22,085,181)	84,092,259
Increase (decrease) in net assets	(11,062,526)	105,037,383
Net assets at beginning of period	314,140,116	209,102,733
Net assets at end of period (including undistributed net investment income of $629,902 and $1,115,311, respectively)	$ 303,077,590	$ 314,140,116

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Growth Allocation Fund
	Years Ended August 31,
Increase (Decrease) in Net Assets	2006	2005
Operations: Net investment income	$ 4,693,596	$ 3,820,731
Net realized gain (loss) on investment transactions	20,908,600	10,204,343
Net unrealized appreciation (depreciation) during the period on investment transactions	(2,458,694)	15,330,480
Net increase (decrease) in net assets resulting from operations	23,143,502	29,355,554
Distributions to shareholders from: Net investment income: Class A	(1,602,249)	(809,545)
Class B	(343,720)	(145,219)
Class C	(375,515)	(112,613)
Class AARP	(1,488,921)	(1,147,902)
Class S	(2,073,395)	(1,566,729)
Fund share transactions: Proceeds from shares sold	69,347,287	113,506,340
Reinvestment of distributions	5,653,850	3,683,306
Cost of shares redeemed	(74,305,373)	(63,715,113)
Redemption fees	3,746	1,631
Net increase (decrease) in net assets from Fund share transactions	699,510	53,476,164
Increase (decrease) in net assets	17,959,212	79,049,710
Net assets at beginning of period	286,686,592	207,636,882
Net assets at end of period (including undistributed net investment income of $3,747,072 and $3,229,884, respectively)	$ 304,645,804	$ 286,686,592

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Growth Plus Allocation Fund
Increase (Decrease) in Net Assets	Year Ended August 31, 2006	For the Period November 1, 2004 (Commencement of Operations) to August 31, 2005
Operations: Net investment income	$ 108,977	$ 19,468
Net realized gain (loss) on investment transactions	1,164,169	130,029
Net unrealized appreciation (depreciation) during the period on investment transactions	492,257	487,720
Net increase (decrease) in net assets resulting from operations	1,765,403	637,217
Distributions to shareholders from: Net investment income: Class A	(190,415)	(22,561)
Class B	(26,875)	(2,796)
Class C	(75,832)	(1,126)
Class S	(56,940)	(674)
Net realized gains: Class A	(83,188)	—
Class B	(17,866)	—
Class C	(51,904)	—
Class S	(21,900)	—
Fund share transactions: Proceeds from shares sold	15,073,297	15,712,707
Reinvestment of distributions	482,400	27,015
Cost of shares redeemed	(5,170,537)	(1,268,740)
Redemption fees	208	111
Net increase (decrease) in net assets from Fund share transactions	10,385,368	14,471,093
Increase (decrease) in net assets	11,625,851	15,081,153
Net assets at beginning of period	15,085,153	4,000
Net assets at end of period (including undistributed net investment income of $0 and $48,859, respectively)	$ 26,711,004	$ 15,085,153

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS Conservative Allocation Fund — Class A
Years Ended August 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 11.83	$ 11.17	$ 10.69	$ 10.30	$ 11.31
Income (loss) from investment operations: Net investment income[a]	.33	.28	.29	.29	.36
Net realized and unrealized gain (loss) on investment transactions	.33	.72	.52	.40	(.99)
Total from investment operations	.66	1.00	.81	.69	(.63)
Less distributions from: Net investment income	(.33)	(.34)	(.33)	(.30)	(.38)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 12.16	$ 11.83	$ 11.17	$ 10.69	$ 10.30
Total Return (%)[b]	5.66[c,d]	9.04[c,d]	7.61[c,d]	6.85[d]	(5.73)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	36	17	11	10
Ratio of expenses before expense reductions (%)	.88[g]	.77[g]	.57[f]	.23[e]	.23[e]
Ratio of expenses after expense reductions (%)	.61[g]	.55[g]	.39[f]	.23[e]	.23[e]
Ratio of net investment income (%)	2.74	2.42	2.58	2.77	3.32
Portfolio turnover rate (%)	69	55	56	104	36

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Amount is less than $.005.

DWS Conservative Allocation Fund — Class B
Years Ended August 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 11.83	$ 11.17	$ 10.70	$ 10.31	$ 11.31
Income (loss) from investment operations: Net investment income[a]	.24	.20	.20	.21	.28
Net realized and unrealized gain (loss) on investment transactions	.33	.71	.51	.40	(.99)
Total from investment operations	.57	.91	.71	.61	(.71)
Less distributions from: Net investment income	(.24)	(.25)	(.24)	(.22)	(.29)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 12.16	$ 11.83	$ 11.17	$ 10.70	$ 10.31
Total Return (%)[b]	4.87[c,d]	8.24[c,d]	6.69[c,d]	6.04[d]	(6.36)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	8	6	4	2
Ratio of expenses before expense reductions (%)	1.65[g]	1.60[g]	1.26[f]	.99[e]	.95[e]
Ratio of expenses after expense reductions (%)	1.36[g]	1.30[g]	1.14[f]	.99[e]	.95[e]
Ratio of net investment income (%)	1.99	1.67	1.83	2.01	2.60
Portfolio turnover rate (%)	69	55	56	104	36

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Amount is less than $.005.

DWS Conservative Allocation Fund — Class C
Years Ended August 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 11.82	$ 11.16	$ 10.69	$ 10.30	$ 11.31
Income (loss) from investment operations: Net investment income[a]	.24	.19	.20	.21	.27
Net realized and unrealized gain (loss) on investment transactions	.34	.72	.51	.40	(.99)
Total from investment operations	.58	.91	.71	.61	(.72)
Less distributions from: Net investment income	(.24)	(.25)	(.24)	(.22)	(.29)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 12.16	$ 11.82	$ 11.16	$ 10.69	$ 10.30
Total Return (%)[b]	4.87[c,d]	8.27[c,d]	6.69[c,d]	6.04[d]	(6.45)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	9	4	2	1
Ratio of expenses before expense reductions (%)	1.45[g]	1.39[g]	1.21[f]	.99[e]	.97[e]
Ratio of expenses after expense reductions (%)	1.36[g]	1.30[g]	1.14[f]	.99[e]	.97[e]
Ratio of net investment income (%)	1.99	1.67	1.82	2.01	2.58
Portfolio turnover rate (%)	69	55	56	104	36

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Amount is less than $.005.

DWS Conservative Allocation Fund — Class S
Years Ended August 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 11.83	$ 11.17	$ 10.69	$ 10.30	$ 11.32
Income (loss) from investment operations: Net investment income[a]	.36	.32	.32	.31	.39
Net realized and unrealized gain (loss) on investment transactions	.33	.71	.51	.40	(1.01)
Total from investment operations	.69	1.03	.83	.71	(.62)
Less distributions from: Net investment income	(.36)	(.37)	(.35)	(.32)	(.40)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 12.16	$ 11.83	$ 11.17	$ 10.69	$ 10.30
Total Return (%)	5.93[b,c]	9.33[b,c]	7.86[b,c]	7.10[c]	(5.57)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	80	36	43	42	40
Ratio of expenses before expense reductions (%)	.65[f]	.57[f]	.23[e]	—[d]	—[d]
Ratio of expenses after expense reductions (%)	.35[f]	.30[f]	.13[e]	—[d]	—[d]
Ratio of net investment income (%)	3.00	2.67	2.84	3.00	3.55
Portfolio turnover rate (%)	69	55	56	104	36

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[d] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Amount is less than $.005.

DWS Moderate Allocation Fund — Class A
Years Ended August 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 11.55	$ 10.63	$ 9.91	$ 9.38	$ 10.77
Income (loss) from investment operations: Net investment income[a]	.25	.21	.22	.21	.24
Net realized and unrealized gain (loss) on investment transactions	.50	.95	.70	.55	(1.39)
Total from investment operations	.75	1.16	.92	.76	(1.15)
Less distributions from: Net investment income	(.32)	(.24)	(.20)	(.23)	(.24)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 11.98	$ 11.55	$ 10.63	$ 9.91	$ 9.38
Total Return (%)[b]	6.59[c,d]	10.95[c,d]	9.34[c,d]	8.28[d]	(10.83)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	104	113.56		35	23
Ratio of expenses before expense reductions (%)	.80[g]	.77[g]	.54[f]	.23[e]	.22[e]
Ratio of expenses after expense reductions (%)	.61[g]	.55[g]	.38[f]	.23[e]	.22[e]
Ratio of net investment income (%)	2.14	1.84	2.12	2.30	2.31
Portfolio turnover rate (%)	52	35	37	101	57

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Amount is less than $.005.

DWS Moderate Allocation Fund — Class B
Years Ended August 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 11.54	$ 10.63	$ 9.91	$ 9.38	$ 10.76
Income (loss) from investment operations: Net investment income[a]	.16	.12	.14	.14	.17
Net realized and unrealized gain (loss) on investment transactions	.51	.95	.70	.55	(1.38)
Total from investment operations	.67	1.07	.84	.69	(1.21)
Less distributions from: Net investment income	(.23)	(.16)	(.12)	(.16)	(.17)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 11.98	$ 11.54	$ 10.63	$ 9.91	$ 9.38
Total Return (%)[b]	5.78[c,d]	10.17[c,d]	8.49[c,d]	7.46[d]	(11.42)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24	23	13	9	8
Ratio of expenses before expense reductions (%)	1.42[h]	1.35[h]	1.21[f]	1.00[e]	.90[e,g]
Ratio of expenses after expense reductions (%)	1.37[h]	1.30[h]	1.12[f]	1.00[e]	.90e,[g]
Ratio of net investment income (%)	1.38	1.09	1.37	1.53	1.63
Portfolio turnover rate (%)	52	35	37	101	57

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Income with Growth Portfolio, the Farmers Balanced Portfolio and the Farmers Growth with Income Portfolio. The ratio without this reduction was .93%.

[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Amount is less than $.005.

DWS Moderate Allocation Fund — Class C
Years Ended August 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 11.54	$ 10.62	$ 9.90	$ 9.37	$ 10.76
Income (loss) from investment operations: Net investment income[a]	.16	.13	.14	.14	.16
Net realized and unrealized gain (loss) on investment transactions	.50	.95	.70	.54	(1.38)
Total from investment operations	.66	1.08	.84	.68	(1.22)
Less distributions from: Net investment income	(.23)	(.16)	(.12)	(.15)	(.17)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 11.97	$ 11.54	$ 10.62	$ 9.90	$ 9.37
Total Return (%)[b]	5.82[c,d]	10.28[d]	8.50[c,d]	7.44[d]	(11.51)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34	27	9	4	3
Ratio of expenses before expense reductions (%)	1.35[g]	1.26[g]	1.18[f]	.99[e]	1.00[e]
Ratio of expenses after expense reductions (%)	1.34[g]	1.26[g]	1.13[f]	.99[e]	1.00[e]
Ratio of net investment income (%)	1.41	1.13	1.36	1.54	1.53
Portfolio turnover rate (%)	52	35	37	101	57

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Amount is less than $.005.

DWS Moderate Allocation Fund — Class S
Years Ended August 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 11.54	$ 10.62	$ 9.90	$ 9.38	$ 10.76
Income (loss) from investment operations: Net investment income[a]	.28	.24	.25	.24	.26
Net realized and unrealized gain (loss) on investment transactions	.49	.95	.70	.53	(1.37)
Total from investment operations	.77	1.19	.95	.77	(1.11)
Less distributions from: Net investment income	(.35)	(.27)	(.23)	(.25)	(.27)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 11.96	$ 11.54	$ 10.62	$ 9.90	$ 9.38
Total Return (%)	6.78[b,c]	11.23[b,c]	9.70[b,c]	8.43[c]	(10.52)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	142	126	124	145	175
Ratio of expenses before expense reductions (%)	.54[f]	.36[f]	.23[e]	—[d]	—[d]
Ratio of expenses after expense reductions (%)	.36[f]	.30[f]	.12[e]	—[d]	—[d]
Ratio of net investment income (%)	2.39	2.09	2.37	2.53	2.53
Portfolio turnover rate (%)	52	35	37	101	57

a Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[d] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Amount is less than $.005.

DWS Growth Allocation Fund — Class A
Years Ended August 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 13.49	$ 12.14	$ 11.08	$ 10.21	$ 12.61
Income (loss) from investment operations: Net investment income[a]	.23	.19	.17	.15	.12
Net realized and unrealized gain (loss) on investment transactions	.84	1.35	1.07	.85	(2.15)
Total from investment operations	1.07	1.54	1.24	1.00	(2.03)
Less distributions from: Net investment income	(.27)	(.19)	(.18)	(.13)	(.10)
Net realized gains on investment transactions	—	—	—	—	(.27)
Total distributions	(.27)	(.19)	(.18)	(.13)	(.37)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 14.29	$ 13.49	$ 12.14	$ 11.08	$ 10.21
Total Return (%)[b]	8.06[c,d]	12.76[c,d]	11.19[c,d]	10.00[d]	(16.61)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	86	74	39	24	18
Ratio of expenses before expense reductions (%)	.76[g]	.74[g]	.46[f]	.22[e]	.21[e]
Ratio of expenses after expense reductions (%)	.61[g]	.55[g]	.39[f]	.22[e]	.21[e]
Ratio of net investment income (%)	1.59	1.46	1.40	1.52	1.00
Portfolio turnover rate (%)	59	31	43	93	44

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[d] Total return would have been lower had certain expenses not been reduced.

[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Amount is less than $.005.

DWS Growth Allocation Fund — Class B
Years Ended August 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 13.35	$ 12.02	$ 10.97	$ 10.11	$ 12.55
Income (loss) from investment operations: Net investment income[a]	.12	.09	.08	.08	.03
Net realized and unrealized gain (loss) on investment transactions	.85	1.33	1.06	.84	(2.12)
Total from investment operations	.97	1.42	1.14	.92	(2.09)
Less distributions from: Net investment income	(.17)	(.09)	(.09)	(.06)	(.08)
Net realized gains on investment transactions	—	—	—	—	(.27)
Total distributions	(.17)	(.09)	(.09)	(.06)	(.35)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 14.15	$ 13.35	$ 12.02	$ 10.97	$ 10.11
Total Return (%)[b]	7.31[c,d]	11.86[c,d]	10.36[c,d]	9.17[d]	(17.19)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	26	14	11	8
Ratio of expenses before expense reductions (%)	1.46[h]	1.46[h]	1.23[f]	.97[e]	.93[e,g]
Ratio of expenses after expense reductions (%)	1.36[h]	1.30[h]	1.13[f]	.97[e]	.93[e,g]
Ratio of net investment income (%)	.84	.71	.66	.77	.28
Portfolio turnover rate (%)	59	31	43	93	44

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] The ratio of operating expenses includes a one-time reduction in certain liabilities of the Farmers Growth Portfolio. The ratio without this reduction was .95%.

[h] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Amount is less than $.005.

DWS Growth Allocation Fund — Class C
Years Ended August 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 13.35	$ 12.02	$ 10.97	$ 10.11	$ 12.55
Income (loss) from investment operations: Net investment income[a]	.12	.09	.08	.08	.03
Net realized and unrealized gain (loss) on investment transactions	.85	1.33	1.05	.84	(2.12)
Total from investment operations	.97	1.42	1.13	.92	(2.09)
Less distributions from: Net investment income	(.17)	(.09)	(.08)	(.06)	(.08)
Net realized gains on investment transactions	—	—	—	—	(.27)
Total distributions	(.17)	(.09)	(.08)	(.06)	(.35)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 14.15	$ 13.35	$ 12.02	$ 10.97	$ 10.11
Total Return (%)[b]	7.30[c,d]	11.86[c,d]	10.34[c,d]	9.17[d]	(17.19)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36	28	9	4	3
Ratio of expenses before expense reductions (%)	1.41[g]	1.39[g]	1.21[f]	.99[e]	.95[e]
Ratio of expenses after expense reductions (%)	1.36[g]	1.30[g]	1.15[f]	.99[e]	.95[e]
Ratio of net investment income (%)	.84	.71	.65	.75	.26
Portfolio turnover rate (%)	59	31	43	93	44

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charge.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] The Fund invests in other DWS funds and although this class did not incur any fees or expenses other than distribution/service fees for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[g] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Amount is less than $.005.

DWS Growth Allocation Fund — Class S
Years Ended August 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 13.52	$ 12.17	$ 11.10	$ 10.24	$ 12.62
Income (loss) from investment operations: Net investment income[a]	.26	.22	.20	.18	.14
Net realized and unrealized gain (loss) on investment transactions	.85	1.36	1.08	.84	(2.14)
Total from investment operations	1.11	1.58	1.28	1.02	(2.00)
Less distributions from: Net investment income	(.31)	(.23)	(.21)	(.16)	(.11)
Net realized gains on investment transactions	—	—	—	—	(.27)
Total distributions	(.31)	(.23)	(.21)	(.16)	(.38)
Redemption fees	.00*	.00*	—	—	—
Net asset value, end of period	$ 14.32	$ 13.52	$ 12.17	$ 11.10	$ 10.24
Total Return (%)	8.33[b,c]	13.02[b,c]	11.50[b,c]	10.18[b,c]	(16.39)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	154	92	84	87	92
Ratio of expenses before expense reductions (%)	.53[f]	.48[f]	.25[e]	—[d]	—[d]
Ratio of expenses after expense reductions (%)	.36[f]	.30[f]	.12[e]	—[d]	—[d]
Ratio of net investment income (%)	1.84	1.71	1.67	1.74	1.21
Portfolio turnover rate (%)	59	31	43	93	44

[a] Based on average shares outstanding during the period.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[d] The Fund invests in other DWS funds, and although this class did not incur any direct expenses for the period, the Fund did bear its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[e] Effective April 1, 2004, the Fund implemented a new expense structure in which the Fund directly bears the fees and expenses of the Fund in addition to its proportionate share of the fees and expenses incurred by the Underlying DWS Funds in which the Fund is invested.

[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class A
Years Ended August 31,	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.82	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.08	.04
Net realized and unrealized gain (loss) on investment transactions	.93	.88
Total from investment operations	1.01	.92
Less distributions from: Net investment income	(.23)	(.10)
Net realized gains on investment transactions	(.10)	—
Total distributions	(.33)	(.10)
Redemption fees	.00***	.00***
Net asset value, end of period	$ 11.50	$ 10.82
Total Return (%)[c,d,e]	9.52	9.24**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	7
Ratio of expenses before expense reductions (%)	1.60[f]	3.41f*
Ratio of expenses after expense reductions (%)	.58[f]	.55f*
Ratio of net investment income (%)	.77	.46*
Portfolio turnover rate (%)	63	28*

[a] For the period from November 1, 2004 (commencement of sales of Class A shares) to August 31, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class B
Years Ended August 31,	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.78	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.00***	(.02)
Net realized and unrealized gain (loss) on investment transactions	.92	.89
Total from investment operations	.92	.87
Less distributions from: Net investment income	(.15)	(.09)
Net realized gains on investment transactions	(.10)	—
Total distributions	(.25)	(.09)
Redemption fees	.00***	.00***
Net asset value, end of period	$ 11.45	$ 10.78
Total Return (%)[c,d,e]	8.61	8.70**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	2
Ratio of expenses before expense reductions (%)	2.38[f]	4.22f*
Ratio of expenses after expense reductions (%)	1.33[f]	1.30f*
Ratio of net investment income (%)	.02	(.29)*
Portfolio turnover rate (%)	63	28*

[a] For the period from November 1, 2004 (commencement of sales of Class B shares) to August 31, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class C
Years Ended August 31,	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.77	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.00***	(.02)
Net realized and unrealized gain (loss) on investment transactions	.92	.88
Total from investment operations	.92	.86
Less distributions from: Net investment income	(.15)	(.09)
Net realized gains on investment transactions	(.10)	—
Total distributions	(.25)	(.09)
Redemption fees	.00***	.00***
Net asset value, end of period	$ 11.44	$ 10.77
Total Return (%)[c,d,e]	8.62	8.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	4
Ratio of expenses before expense reductions (%)	2.33[f]	4.12f*
Ratio of expenses after expense reductions (%)	1.33[f]	1.30f*
Ratio of net investment income (%)	.02	(.29)*
Portfolio turnover rate (%)	63	28*

[a] For the period from November 1, 2004 (commencement of sales of Class C shares) to August 31, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charge.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[f] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Annualized

** Not annualized

*** Amount is less than $.005.

DWS Growth Plus Allocation Fund — Class S
Years Ended August 31,	2006	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.84	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.11	.06
Net realized and unrealized gain (loss) on investment transactions	.92	.89
Total from investment operations	1.03	.95
Less distributions from: Net investment income	(.26)	(.11)
Net realized gains on investment transactions	(.10)	—
Total distributions	(.36)	(.11)
Redemption fees	.00***	.00***
Net asset value, end of period	$ 11.51	$ 10.84
Total Return (%)[c,d]	9.69	9.49**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	2
Ratio of expenses before expense reductions (%)	1.37[e]	3.22e*
Ratio of expenses after expense reductions (%)	.33[e]	.30e*
Ratio of net investment income (%)	1.02	.71*
Portfolio turnover rate (%)	63	28*

[a] For the period from November 1, 2004 (commencement of sales of Class S shares) to August 31, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Total return would have been lower if the Advisor had not maintained some Underlying Funds' expenses.

[e] Does not include expenses of the Underlying DWS Funds in which the Fund invests.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements

A. Significant Accounting Policies

DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund (formerly Pathway Conservative Portfolio), (formerly Pathway Moderate Portfolio), (formerly Pathway Growth Portfolio) and (formerly Pathway Growth Plus Portfolio), respectively (the "Funds") are each a diversified series of DWS Allocation Series (formerly Scudder Pathway Series) (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest in existing DWS funds (the "Underlying DWS Funds"). Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Fund's financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are no longer available to new investors except under certain circumstances. (Please refer to the Funds' Statement of Additional Information.) Shares of Class AARP were designed for members of AARP (see Note B, under the caption Other Related Parties).

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments in the Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At August 31, 2006, DWS Conservative Allocation Fund had a net tax basis capital loss carryforward of approximately $8,229,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012, the expiration date, whichever occurs first. During the year ended August 31, 2006, the Fund utilized $4,989,000 of prior year capital loss carryforward.

At August 31, 2006, DWS Moderate Allocation Fund had a net tax basis capital loss carryforward of approximately $32,493,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2011 ($10,723,000) and August 31, 2012 ($21,770,000), the respective expiration dates, whichever occurs first. During the year ended August 31, 2006, the Fund utilized $16,123,763 of prior year capital loss carryforward.

At August 31, 2006, DWS Growth Allocation Fund had a net tax basis capital loss carryforward of approximately $32,925,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012, the expiration date, whichever occurs first. During the year ended August 31, 2006, the Fund utilized $18,376,000 of prior year capital loss carryforward.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

Distribution of Income and Gains. Net investment income from DWS Conservative Allocation Fund and DWS Moderate Allocation Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. An additional distribution may be made to the extent necessary to avoid payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

At August 31, 2006, DWS Conservative Allocation Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 503,018
Capital loss carryforwards	$ 8,229,000
Net unrealized appreciation (depreciation) on investments	$ 5,786,709

In addition, during the years ended August 31, 2006 and August 31, 2005, the tax character of distributions paid to shareholders by DWS Conservative Allocation Fund is summarized as follows:

	Years Ended August 31,
	2006	2005
Distributions from ordinary income*	$ 3,992,910	$ 3,824,496

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2006, DWS Moderate Allocation Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 629,902
Capital loss carryforwards	$ 32,493,000
Net unrealized appreciation (depreciation) on investments	$ 16,131,122

In addition, during the years ended August 31, 2006 and August 31, 2005, the tax character of distributions paid to shareholders by DWS Moderate Allocation Fund is summarized as follows:

	Years Ended August 31,
	2006	2005
Distributions from ordinary income*	$ 8,593,362	$ 5,822,475

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2006, DWS Growth Allocation Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 3,747,072
Capital loss carryforwards	$ 32,925,000
Net unrealized appreciation (depreciation) on investments	$ 26,127,744

In addition, during the years ended August 31, 2006 and August 31, 2005, the tax character of distributions paid to shareholders by DWS Growth Allocation Fund is summarized as follows:

	Years Ended August 31,
	2006	2005
Distributions from ordinary income*	$ 5,883,800	$ 3,782,008

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

At August 31, 2006, DWS Growth Plus Allocation Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income*	$ 427,772
Undistributed net long-term capital gains	$ 516,773
Net unrealized appreciation (depreciation) on investments	$ 954,457

In addition, during the years ended August 31, 2006 and August 31, 2005 the tax character of distributions paid to shareholders by DWS Growth Plus Allocation Fund is summarized as follows:

	Years Ended August 31,
	2006	2005
Distributions from ordinary income*	$ 489,948	$ 27,157
Distributions from long-term capital gains	$ 34,972	$ —

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Offering Costs. Offering costs for DWS Growth Plus Allocation Fund were paid in connection with the offering of shares and were amortized over one year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Redemption Fees. Each Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Funds for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying DWS Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Related Parties

Management Agreement. Under the Investment Management Agreement between Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, and the Funds, which Agreement was amended and restated effective June 1, 2006, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying DWS Funds to be purchased, sold or entered into by each Fund. The Advisor has agreed not to be paid a management fee for performing its services for the Funds. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which each Fund invests.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's net assets. At August 31, 2006, DWS Conservative Allocation Fund held the following Underlying DWS Fund's outstanding shares: approximately 27% of DWS Inflation Protected Plus Fund. At August 31, 2006, DWS Moderate Allocation Fund held the following Underlying DWS Funds' outstanding shares: approximately 44% of DWS Inflation Protected Plus Fund, 9% of DWS Dreman Mid Cap Value Fund, 6% of DWS Core Fixed Income Fund and 8% of DWS Small Cap Core Fund. At August 31, 2006, DWS Growth Allocation Fund held the following Underlying DWS Fund's outstanding shares: approximately 9% of DWS Small Cap Core Fund. At August 31, 2006, DWS Growth Plus Allocation Fund did not hold more than 5% of any of the Underlying DWS Funds' outstanding shares.

For the period April 1, 2004 through May 31, 2006, the Advisor had contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain each Fund's operating expenses (excluding proxy/shareholder meeting costs) as a percentage of average daily net assets as follows:

Class A	.55%
Class B	1.30%
Class C	1.30%
Class S	.30%

Effective June 1, 2006 through December 31, 2006, the Advisor has contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain each Fund's operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses) as a percentage of average daily net assets as follows:

Class A	.55%
Class B	1.30%
Class C	1.30%
Class S	.30%

Each Fund will continue to indirectly bear its proportionate share of fees and expenses incurred by the Underlying DWS Funds in which it is invested.

For the year ended August 31, 2006, the Advisor has agreed to reimburse DWS Growth Plus Allocation Fund an additional $93,729 for expenses.

Administration Fee. Effective June 1, 2006, the Funds entered into an Administrative Services Agreement with the Advisor, pursuant to which the Advisor provides most administrative services to the Funds. Prior to June 1, 2006, the Advisor was compensated for certain administrative services that it provided under the Management Agreement. For all services provided under the Administrative Services Agreement, the Funds pay the Advisor an annual fee ("Administration fee") of 0.10% of each Funds' average daily net assets or $50,000 minimum per year, whichever is greater, computed and accrued daily and payable monthly. For the period June 1, 2006 through August 31, 2006, the Advisor received an Administration fee of $34,584, $75,255, $75,059 and $12,500 for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund respectively, of which $11,716, $25,546, $25,540 and $0 of DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, and DWS Growth Allocation Fund and DWS Growth Plus Allocation respectively, are unpaid. The Advisor waived an Administration Fee of $12,500 for DWS Growth Plus Allocation Fund.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, shareholder service agent and dividend-paying agent for Class A, B and C shares of the Funds. DWS Scudder Service Corporation ("DWS-SSC"), a subsidiary of the Advisor, is the transfer agent, shareholder service agent and dividend-paying agent for Class AARP (through July 14, 2006) and S shares of the Funds. Pursuant to a sub-transfer agency agreement among DWS-SISC, DWS-SSC and DST Systems, Inc. ("DST"), DWS-SISC and DWS-SSC have delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC and DWS-SSC compensate DST out of the shareholder servicing fee they receive from the Funds. For the year ended August 31, 2006, the amounts charged to the Funds by DWS-SISC and DWS-SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at August 31, 2006
DWS Conservative Allocation Fund
Class A	$ 142,349	$ 102,514	$ 6,447
Class B	29,015	22,729	1,920
Class C	15,606	9,149	2,200
Class AARP	67,157	19,494	44,744
Class S	149,842	119,014	—
	$ 403,969	$ 272,900	$ 55,311
DWS Moderate Allocation Fund
Class A	$ 403,301	$ 199,517	$ 40,220
Class B	52,718	12,169	3,731
Class C	43,958	1,359	8,508
Class AARP	30,820	—	6,254
Class S	446,472	220,438	32,225
	$ 977,269	$ 433,483	$ 90,938
DWS Growth Allocation Fund
Class A	$ 222,493	$ 115,739	$ 10,555
Class B	56,508	26,728	6,580
Class C	48,439	15,012	3,035
Class AARP	151,253	72,664	26,636
Class S	292,930	169,140	41,951
	$ 771,623	$ 399,283	$ 88,757
DWS Growth Plus Allocation Fund
Class A	$ 20,169	$ 18,381	$ —
Class B	5,220	4,314	—
Class C	11,308	9,426	176
Class S	4,931	4,931	—
	$ 41,628	$ 37,052	$ 176

Accounting Fees. DWS Scudder Fund Accounting Corporation ("DWS-SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Funds. DWS-SFAC had retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Funds. Effective June 1, 2006, these fees are now paid under the Administrative Services Agreement. For the period from September 1, 2005 through May 31, 2006, the amount charged to the Funds by DWS-SFAC for accounting services aggregated $26,070, $41,612, $40,543 and $73,346, respectively, for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund, of which $101, $0, $523 and $0, respectively, are unpaid at August 31, 2006. The Advisor waived accounting fees of $73,346 for DWS Growth Plus Allocation Fund.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2006, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at August 31, 2006
DWS Conservative Allocation Fund
Class B	$ 59,726	$ 4,777
Class C	75,990	7,085
	$ 135,716	$ 11,862
DWS Moderate Allocation Fund
Class B	$ 181,706	$ 15,123
Class C	229,239	21,180
	$ 410,945	$ 36,303
DWS Growth Allocation Fund
Class B	$ 211,705	$ 18,908
Class C	239,407	21,866
	$ 451,112	$ 40,774
DWS Growth Plus Allocation Fund
Class B	$ 15,994	$ 1,626
Class C	44,720	4,328
	$ 60,714	$ 5,954

In addition, DWS-SDI provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2006, the Service Fees were as follows:

Service Fee	Total Aggregated	Unpaid at August 31, 2006	Annual Effective Rate
DWS Conservative Allocation Fund
Class A	$ 89,307	$ 17,758.23%
Class B	18,922	3,500.24%
Class C	23,910	5,185.24%
	$ 132,139	$ 26,443
DWS Moderate Allocation Fund
Class A	$ 249,102	$ 40,076.24%
Class B	58,101	9,604.24%
Class C	73,050	13,344.24%
	$ 380,253	$ 63,024
DWS Growth Allocation Fund
Class A	$ 192,556	$ 33,954.24%
Class B	67,268	13,080.24%
Class C	75,537	15,656.24%
	$ 335,361	$ 62,690
DWS Growth Plus Allocation Fund
Class A	$ 24,754	$ 6,178.23%
Class B	4,203	127.20%
Class C	12,331	2,969.21%
	$ 41,288	$ 9,274

Underwriting Agreement and Contingent Deferred Sales Charge. DWS-SDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2006 for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund aggregated $14,800, $48,137, $53,365 and $25,397, respectively.

In addition, DWS-SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended August 31, 2006, the CDSC for Class B and Class C shares aggregated $39,159, $79,003, $68,613 and $7,578, respectively, for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended August 31, 2006, DWS-SDI received $10,000, $4,850, $2,995 and $19 for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund and DWS Growth Allocation Fund, and DWS Growth Plus Allocation Fund, respectively.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended August 31, 2006, the amount charged to the Funds by DeIM included in reports to shareholders were as follows:

Typesetting Filing Fees	Total Aggregated ($)	Unpaid at August 31, 2006 ($)
DWS Conservative Allocation Fund	11,430	3,690
DWS Moderate Allocation Fund	11,430	3,690
DWS Growth Allocation Fund	11,430	3,690
DWS Growth Plus Allocation Fund	11,430	3,690

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Board and the Chairman of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

Other Related Parties. Through December 31, 2005, AARP through its affiliate, AARP Services, Inc., monitored and approved the AARP Investment Program from DWS Scudder, but did not act as an investment advisor or recommend specific mutual funds. The contractual relationship between DWS Scudder and AARP ended on December 31, 2005. As a result, the funds are no longer part of the AARP Investment Program and the AARP name and logo was phased out in 2006.

On June 28, 2006, the Board of the Funds approved the conversion of the Class AARP shares of the Funds into the Class S shares of the Funds. This conversion was completed on July 14, 2006.

C. Expense Reductions

For the year ended August 31, 2006, the Advisor reimbursed the Funds $3,525, $6,258 and $5,257 for DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund, respectively, which represented a portion of the expected fee savings for the Advisor through May 31, 2006 related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

DWS Conservative Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2006		Year Ended August 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,649,588	$ 19,705,292	2,512,446	$ 29,015,890
Class B	145,258	1,728,942	349,523	4,035,005
Class C	409,398	4,879,900	663,924	7,671,005
Class AARP	393,245	4,704,267	1,016,383	11,728,284
Class S	898,608	10,721,134	1,007,782	11,656,351
		$ 41,739,535		$ 64,106,535
Shares issued to shareholders in reinvestment of distributions
Class A	81,647	$ 973,321	66,523	$ 765,185
Class B	12,131	144,878	12,818	147,627
Class C	12,398	148,001	9,196	105,962
Class AARP	111,421	1,327,313	115,099	1,322,582
Class S	85,809	1,022,289	98,981	1,135,154
		$ 3,615,802		$ 3,476,510
Shares redeemed
Class A	(1,411,343)	$ (16,868,179)	(1,033,942)	$ (11,975,529)
Class B	(240,928)	(2,877,756)	(164,570)	(1,908,655)
Class C	(228,376)	(2,727,235)	(237,150)	(2,753,082)
Class AARP	(816,853)	(9,771,925)	(598,674)	(6,929,477)
Class S	(1,628,954)	(19,514,048)	(1,881,709)	(21,423,945)
		$ (51,759,143)		$ (44,990,688)
Shares converted*
Class AARP	(4,144,141)	$ (48,799,360)	—	$ —
Class S	4,142,734	48,799,360	—	$ —
		$ —		$ —
Redemption fees		$ 1,436		$ 1,927
Net increase (decrease)
Class A	319,892	$ 3,811,058	1,545,027	$ 17,806,067
Class B	(83,539)	(1,003,896)	197,771	2,273,977
Class C	193,420	2,300,767	435,970	5,023,991
Class AARP	(4,456,328)	(52,539,605)	532,808	6,122,646
Class S	3,498,197	41,029,306	(774,946)	(8,632,397)
		$ (6,402,370)		$ 22,594,284

* On July 14, 2006, Class AARP shares converted into Class S shares.

DWS Moderate Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2006		Year Ended August 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,729,269	$ 43,712,403	6,679,396	$ 74,557,653
Class B	427,152	4,993,330	1,134,268	12,604,992
Class C	1,037,753	12,189,728	1,786,715	19,976,990
Class AARP	423,387	4,948,501	1,736,039	19,286,606
Class S	1,577,618	18,456,187	2,641,710	29,467,777
		$ 84,300,149		$ 155,894,018
Shares issued to shareholders in reinvestment of distributions
Class A	250,281	$ 2,924,116	156,837	$ 1,747,861
Class B	37,766	442,287	23,638	263,921
Class C	41,281	483,418	18,275	204,280
Class AARP	66,445	776,194	37,323	416,735
Class S	314,084	3,668,200	275,365	3,056,557
		$ 8,294,215		$ 5,689,354
Shares redeemed
Class A	(5,067,179)	$ (59,104,982)	(2,287,386)	$ (25,615,282)
Class B	(498,497)	(5,849,540)	(383,400)	(4,312,116)
Class C	(577,302)	(6,789,806)	(334,699)	(3,767,375)
Class AARP	(528,535)	(6,205,806)	(309,445)	(3,484,294)
Class S	(3,135,377)	(36,731,755)	(3,633,690)	(40,312,700)
		$ (114,681,889)		$ (77,491,767)
Shares converted*
Class AARP	(2,155,894)	$ (24,761,315)	—	$ —
Class S	2,156,833	24,761,315	—	$ —
		$ —		$ —
Redemption fees		$ 2,344		$ 654
Net increase (decrease)
Class A	(1,087,629)	$ (12,467,262)	4,548,847	$ 50,690,547
Class B	(33,579)	(413,884)	774,506	8,557,046
Class C	501,732	5,884,018	1,470,291	16,413,943
Class AARP	(2,194,597)	(25,242,373)	1,463,917	16,219,047
Class S	913,158	10,154,320	(716,615)	(7,788,324)
		$ (22,085,181)		$ 84,092,259

* On July 14, 2006, Class AARP shares converted into Class S shares.

DWS Growth Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2006		Year Ended August 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,287,312	$ 31,734,104	3,672,249	$ 47,392,530
Class B	465,059	6,365,684	1,175,090	14,993,600
Class C	841,471	11,580,778	1,586,152	20,328,969
Class AARP	250,607	3,469,440	622,298	8,042,799
Class S	1,165,702	16,197,281	1,755,989	22,748,442
		$ 69,347,287		$ 113,506,340
Shares issued to shareholders in reinvestment of distributions
Class A	111,824	$ 1,523,054	60,461	$ 790,196
Class B	24,101	326,567	10,834	140,954
Class C	23,593	319,926	7,374	95,935
Class AARP	104,255	1,421,031	83,915	1,097,610
Class S	151,377	2,063,272	119,160	1,558,611
		$ 5,653,850		$ 3,683,306
Shares redeemed
Class A	(1,882,661)	$ (26,054,436)	(1,407,174)	$ (18,266,061)
Class B	(411,872)	(5,671,427)	(409,482)	(5,272,734)
Class C	(416,304)	(5,726,012)	(286,570)	(3,689,826)
Class AARP	(913,670)	(12,701,858)	(847,254)	(11,002,942)
Class S	(1,735,022)	(24,151,640)	(1,960,977)	(25,483,550)
		$ (74,305,373)		$ (63,715,113)
Shares converted*
Class AARP	(4,381,346)	$ (59,891,241)	—	$ —
Class S	4,381,346	59,891,241	—	$ —
		$ —		$ —
Redemption fees		$ 3,746		$ 1,631
Net increase (decrease)
Class A	516,475	$ 7,204,073	2,325,536	$ 29,917,319
Class B	77,288	1,020,970	776,442	9,861,834
Class C	448,760	6,174,804	1,306,956	16,735,977
Class AARP	(4,940,154)	(67,702,546)	(141,041)	(1,862,481)
Class S	3,963,403	54,002,209	(85,828)	(1,176,485)
		$ 699,510		$ 53,476,164

* On July 14, 2006, Class AARP shares converted into Class S shares.

DWS Growth Plus Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2006		Period Ended August 31, 2005*
	Shares	Dollars	Shares	Dollars
Initial capital
Class A	—	$ —	100	$ 1,000
Class B	—	—	100	1,000
Class C	—	—	100	1,000
Class S	—	—	100	1,000
		$ —		$ 4,000
Shares sold
Class A	738,736	$ 8,285,564	736,537	$ 7,633,342
Class B	126,618	1,411,251	177,739	1,848,879
Class C	389,820	4,325,032	371,458	3,880,393
Class S	93,707	1,051,450	227,769	2,350,093
		$ 15,073,297		$ 15,712,707
Shares issued to shareholders in reinvestment of distributions
Class A	22,835	$ 248,904	2,152	$ 22,551
Class B	3,667	40,006	264	2,754
Class C	10,514	114,650	99	1,036
Class S	7,233	78,840	64	674
		$ 482,400		$ 27,015
Shares redeemed
Class A	(235,435)	$ (2,638,367)	(52,368)	$ (543,003)
Class B	(43,480)	(484,364)	(24,817)	(262,663)
Class C	(115,673)	(1,290,264)	(20,655)	(216,740)
Class S	(67,154)	(757,542)	(23,079)	(246,334)
		$ (5,170,537)		$ (1,268,740)
Redemption fees		$ 208		$ 111
Net increase (decrease)
Class A	526,136	$ 5,896,133	686,321	$ 7,112,946
Class B	86,805	967,059	153,186	1,588,970
Class C	284,661	3,149,428	350,902	3,664,744
Class S	33,786	372,748	204,754	2,104,433
		$ 10,385,368		$ 14,471,093

* For the period from November 1, 2004 (commencement of operations) to August 31, 2005.

F. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Illinois Secretary of State providing payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to make adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/ Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. On September 28, 2006, the Securities and Exchange Commission ("SEC") and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DeIM"), Deutsche Asset Management, Inc. ("DeAM, Inc.") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DeIM and DeAM Inc. failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DeIM, DeAM, Inc. and SDI neither admitted nor denied any of the regulators' findings, DeIM, DeAM, Inc. and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlement to be distributed to the funds is approximately $17.8 million and is payable to the funds as prescribed by the settlement order based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund is not entitled to a portion of the settlement.

As part of the settlements, DeIM, DeAM, Inc. and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

SDI has also offered to settle with the NASD regarding SDI's provision of non-cash compensation to associated persons of NASD member firms and related policies. In the offer, SDI consents to the imposition of a censure by the NASD and a fine of $425,000. The NASD has not yet accepted SDI's offer.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Allocation Series and the Shareholders of DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Conservative Allocation Fund (formerly Pathway Conservative Portfolio), DWS Moderate Allocation Fund (formerly Pathway Moderate Portfolio), DWS Growth Allocation Fund (formerly Pathway Growth Portfolio) and DWS Growth Plus Allocation Fund (formerly Pathway Growth Plus Portfolio), respectively (the four funds constituting DWS Allocation Series) (formerly Scudder Pathway Series)(the "Trust") at August 31, 2006 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

Boston, Massachusetts October 26, 2006	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

For corporate shareholders, 100% of the income dividends paid during the DWS Growth Plus Allocation Fund's fiscal year ended August 31, 2006, qualified for the dividends received deduction.

For federal income tax purposes, DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund designate $4,108,000, $8,363,800, $6,214,000 and $303,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.

The DWS Growth Plus Allocation Fund paid distributions of $0.02 per share from net long-term capital gains during its year ended August 31, 2006, of which 100% represents 15% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the DWS Growth Plus Allocation Fund designates $600,000, as capital gain dividends for its fiscal year ended August 31, 2006, of which 100% represents 15% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of DWS Conservative Allocation Fund, DWS Moderate Allocation Fund, DWS Growth Allocation Fund and DWS Growth Plus Allocation Fund (the "Funds") each a series of DWS Allocation Series (the "Trust") was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Board Members. ("Number of Votes" represents all funds that are series of DWS Allocation Series.)

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	40,909,706.015	850,264.655
Dawn-Marie Driscoll	40,912,444.781	847,525.889
Keith R. Fox	40,911,060.954	848,909.716
Kenneth C. Froewiss	40,907,433.044	852,537.626
Martin J. Gruber	40,881,736.452	878,234.218
Richard J. Herring	40,920,720.118	839,250.552
Graham E. Jones	40,877,202.065	882,768.605
Rebecca W. Rimel	40,890,708.852	869,261.818
Philip Saunders, Jr.	40,885,667.941	874,302.729
William N. Searcy, Jr.	40,911,850.061	848,120.609
Jean Gleason Stromberg	40,911,620.252	848,350.418
Carl W. Vogt	40,885,324.237	874,646.433
Axel Schwarzer	40,896,168.187	863,802.483

IV-A. Approval of an Amended and Restated Declaration of Trust. ("Number of Votes" represents all funds that are series of DWS Allocation Series.)

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
34,113,494.898	673,045.745	1,078,501.027	5,894,929.000

The meeting was adjourned until August 31, 2006, at which time the following matter was voted upon by the shareholders.

IV-B. Approval of Further Amendments to an Amended and Restated Declaration of Trust. ("Number of Votes" represents all funds that are series of DWS Allocation Series.)1

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
40,316,154.088	866,273.363	1,394,177.918	5,019,223.000

1 This proposal was not approved by the shareholders.

* Broker non-votes are proxies received by the funds from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DWS Conservative Allocation Fund

A Special Meeting of Shareholders (the "Meeting") of DWS Conservative Allocation Fund was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

II-A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,256,459.882	183,488.241	198,459.687	771,603.000

II-B. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,272,538.319	138,218.559	227,650.932	771,603.000

III. Approval of a Revised Fundamental Investment Restriction Regarding Commodities.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,257,368.123	143,739.622	237,300.065	771,603.000

* Broker non-votes are proxies received by the funds from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DWS Moderate Allocation Fund

A Special Meeting of Shareholders (the "Meeting") of DWS Moderate Allocation Fund was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

II-A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
15,149,332.293	245,599.466	310,261.721	2,318,681.000

II-B. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
15,120,892.430	206,454.069	377,846.981	2,318,681.000

III. Approval of a Revised Fundamental Investment Restriction Regarding Commodities.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
15,044,732.438	171,780.525	488,680.517	2,318,681.000

* Broker non-votes are proxies received by the funds from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DWS Growth Allocation Fund

A Special Meeting of Shareholders (the "Meeting") of DWS Growth Allocation Fund was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

II-A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,897,006.691	260,048.676	458,547.409	2,432,245.000

II-B. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,864,973.640	237,767.790	512,861.346	2,432,245.000

III. Approval of a Revised Fundamental Investment Restriction Regarding Commodities.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
10,875,639.566	251,980.334	487,982.876	2,432,245.000

* Broker non-votes are proxies received by the funds from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DWS Growth Plus Allocation Fund

A Special Meeting of Shareholders (the "Meeting") of DWS Growth Plus Allocation Fund was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

II-A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
880,403.274	12,614.862	12,819.468	372,400.000

II-B. Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
873,034.086	19,275.773	13,527.745	372,400.000

III. Approval of a Revised Fundamental Investment Restriction Regarding Commodities.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
871,531.601	21,734.502	12,571.501	372,400.000

* Broker non-votes are proxies received by the funds from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of August 31, 2006. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Henry P. Becton, Jr. (1943) Board Member since 1990	President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company (medical technology company); Belo Corporation (media company); Boston Museum of Science; Public Radio International; DWS Global High Income Fund, Inc. (since October 2005); DWS Global Commodities Stock Fund, Inc. (since October 2005). Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	86
Dawn-Marie Driscoll (1946) Chairman since 2004 Board Member since 1987

President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest Florida Community Foundation (charitable organization); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)

		88
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Cloverleaf Transportation Inc. (trucking); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising), DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005), and DWS RREEF Real Estate Fund II, Inc. (since April 2005)	88
Kenneth C. Froewiss (1945) Board Member since 2005	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Director, DWS Global High Income Fund, Inc. (since 2001) and DWS Global Commodities Stock Fund, Inc. (since 2004); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	86
Martin J. Gruber (1937) Board Member since 2006

Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1965); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000), Singapore Fund, Inc. (since January 2000), DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Trustee, TIAA (pension funds) (January 1996-January 2000); Trustee, CREF and CREF Mutual Funds (January 2000-March 2005); Chairman, CREF and CREF Mutual Funds (February 2004-March 2005); and Director, S.G. Cowen Mutual Funds (January 1985-January 2001)

		88
Richard J. Herring (1946) Board Member since 2006

Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000)

		88
Graham E. Jones (1933) Board Member since 2006	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Trustee of various investment companies managed by Sun Capital Advisors, Inc. (1998-2005), Morgan Stanley Asset Management (1985-2001) and Weiss, Peck and Greer (1985-2005)	88
Rebecca W. Rimel (1951) Board Member since 2006

President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001 to present); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to 2004); Board Member, Investor Education (charitable organization) (2004-2005)

		88
Philip Saunders, Jr. (1935) Board Member since 2006

Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986)

		88
William N. Searcy, Jr. (1946) Board Member since 2006	Private investor since October 2003; Trustee of seven open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998); Director, DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Formerly, Pension & Savings Trust Officer, Sprint Corporation[1] (telecommunications) (November 1989-October 2003)	88
Jean Gleason Stromberg (1943) Board Member since 1999

Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc.; DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005), DWS RREEF Real Estate Fund, Inc. (since April 2005) and DWS RREEF Real Estate Fund II, Inc. (since April 2005). Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)

		88
Carl W. Vogt (1936) Board Member since 2002

Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds (formerly, Flag Investors Family of Funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment); ISI Family of Funds (registered investment companies, four funds overseen); National Railroad Passenger Corporation (Amtrak); DWS Global High Income Fund, Inc. (since October 2005), DWS Global Commodities Stock Fund, Inc. (since October 2005); formerly, Chairman and Member, National Transportation Safety Board

		86
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[2] (1958) Board Member since 2006

Managing Director[4], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Scudder; DWS Global High Income Fund, Inc. (since August 2006); DWS Global Commodities Stock Fund, Inc. (since August 2006); formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)

86
Officers[3]
Name, Year of Birth, Position with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[5] (1965) President, 2006-present

Managing Director[4], Deutsche Asset Management (2006-present); President, The Central Europe and Russia Fund, Inc. (since June 2006), The European Equity Fund, Inc. (since June 2006), The Korea Fund, Inc. (since June 2006), The New Germany Fund, Inc. (since June 2006), DWS Global High Income Fund, Inc. (since June 2006), DWS Global Commodities Stock Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund II, Inc. (since June 2006); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[6] (1962) Vice President and Secretary, 1999-present	Director[4], Deutsche Asset Management
Paul H. Schubert[5] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present

Managing Director[4], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Patricia DeFilippis[5] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger[5] (1962) Assistant Secretary 2005-present	Director[4], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson[6] (1962) Assistant Secretary, 1997-present	Managing Director[4], Deutsche Asset Management
Scott M. McHugh[6] (1971) Assistant Treasurer, 2005-present	Director[4], Deutsche Asset Management
Kathleen Sullivan D'Eramo[6] (1957) Assistant Treasurer, 2003-present	Director[4], Deutsche Asset Management
John Robbins[5] (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director[4], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)
Robert Kloby[5] (1962) Chief Compliance Officer, 2006-present

Managing Director[4], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

A. Thomas Smith[5] (1956) Chief Legal Officer, 2005-present

Managing Director[4], Deutsche Asset Management (2004-present); formerly, General Counsel, Morgan Stanley and Van Kampen and Investments (1999-2004); Vice President and Associate General Counsel, New York Life Insurance Company (1994-1999); senior attorney, The Dreyfus Corporation (1991-1993); senior attorney, Willkie Farr & Gallagher (1989-1991); staff attorney, US Securities & Exchange Commission and the Illinois Securities Department (1986-1989)

1 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

2 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management.

3 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.

4 Executive title, not a board directorship.

5 Address: 345 Park Avenue, New York, New York 10154.

6 Address: Two International Place, Boston, MA 02110.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Account Management Resources

For shareholders of Classes A, B and C
Automated Information Line	(800) 621-1048 Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.
Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Nasdaq Symbol	CUSIP Number	Fund Number
DWS Conservative Allocation Fund — Class A	SUCAX	23337A 608	480
DWS Conservative Allocation Fund — Class B	SUCBX	23337A 707	680
DWS Conservative Allocation Fund — Class C	SUCCX	23337A 806	780
DWS Moderate Allocation Fund — Class A	SPDAX	23337A 103	481
DWS Moderate Allocation Fund — Class B	SPDBX	23337A 202	681
DWS Moderate Allocation Fund — Class C	SPDCX	23337A 301	781
DWS Growth Allocation Fund — Class A	SUPAX	23337A 863	482
DWS Growth Allocation Fund — Class B	SUPBX	23337A 855	682
DWS Growth Allocation Fund — Class C	SUPCX	23337A 848	782
DWS Growth Plus Allocation Fund — Class A	PLUSX	23337A 814	1084
DWS Growth Plus Allocation Fund — Class B	PLSBX	23337A 798	1284
DWS Growth Plus Allocation Fund — Class C	PLSCX	23337A 780	1384
For shareholders of Class S
Automated Information Line	(800) 728-3337 Personalized account information, the ability to exchange or redeem shares, and information on other DWS funds and services via touchtone telephone.
Web Site	www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Fund Number	Nasdaq Symbol
DWS Conservative Allocation Fund — Class S	2080	SCPCX
DWS Moderate Allocation Fund — Class S	2081	SPBAX
DWS Growth Allocation Fund — Class S	2082	SPGRX
DWS Growth Plus Allocation Fund — Class S	2084	PPLSX

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS.

As of the end of the period, August 31, 2006, DWS Allocation Series has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” serving on the Funds’ audit committee. The Board has determined that Keith R Fox, the chair of the Funds’ audit committee, qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on its review of Mr. Fox’s pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

DWS MODERATE ALLOCATION FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$34,400	$128	$0	$0
2005	$32,200	$225	$7,200	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and/or tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$115,500	$73,180	$0
2005	$302,200	$136,355	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with tax advice and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$0	$73,180	$15,000	$88,180
2005	$7,200	$136,355	$89,635	$233,190

All other engagement fees were billed for services in connection with process improvement/integration initiatives for DeIM and other related entities that provide support for the operations of the fund.

DWS CONVERVATIVE ALLOCATION FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$34,400	$128	$0	$0
2005	$32,200	$225	$7,200	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and/or tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$115,500	$73,180	$0
2005	$302,200	$136,355	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with tax advice and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$0	$73,180	$15,000	$88,180
2005	$7,200	$136,355	$89,635	$233,190

All other engagement fees were billed for services in connection with process improvement/integration initiatives for DeIM and other related entities that provide support for the operations of the fund.

DWS GROWTH ALLOCATION FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$34,400	$128	$0	$0
2005	$32,200	$225	$7,200	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and/or tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$115,500	$73,180	$0
2005	$302,200	$136,355	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with tax advice and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$0	$73,180	$15,000	$88,180
2005	$7,200	$136,355	$89,635	$233,190

All other engagement fees were billed for services in connection with process improvement/integration initiatives for DeIM and other related entities that provide support for the operations of the fund.

DWS GROWTH PLUS ALLOCATION FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$34,400	$128	$0	$0

2005	$24,000	$225	$4,000	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and/or tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$115,500	$73,180	$0
2005	$302,200	$136,355	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with tax advice and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$0	$73,180	$15,000	$88,180
2005	$4,000	$136,355	$89,635	$229,990

All other engagement fees were billed for services in connection with process improvement/integration initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Conservative Allocation Fund, DWS Growth Allocation Fund, DWS Growth Plus Allocation Fund, DWS Moderate Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Conservative Allocation Fund, DWS Growth Allocation Fund, DWS Growth Plus Allocation Fund, DWS Moderate Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 30, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 30, 2006